UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21318

Name of Fund: BlackRock Corporate High Yield Fund, Inc. (HYT)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Corporate

             High Yield Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2019

Date of reporting period: 11/30/2018

Item 1 – Schedule of Investments

Consolidated Schedule of Investments (unaudited) November 30, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 2.9%

Chemicals — 0.6%
Advanced Emissions Solutions, Inc.	168,580	$1,815,607
Platform Specialty Products Corp.(a)	568,647	6,692,975

		8,508,582

Consumer Finance — 0.0%
Ally Financial, Inc.	2	53

Containers & Packaging — 0.3%
Crown Holdings, Inc.(a)	91,567	4,695,556

Diversified Financial Services — 0.3%
Concrete Investments II S.C.A.(b)	4,997	—
Kcad Holdings I Ltd.(a)(b)	2,223,465,984	3,757,658

		3,757,658

Diversified Telecommunication Services — 0.2%
CenturyLink, Inc.	109,245	2,053,806

Energy Equipment & Services — 0.1%
Osum Oil Sands Corp.(a)(b)(c)	400,000	605,126

Equity Real Estate Investment Trusts (REITs) — 0.1%
Gaming and Leisure Properties, Inc.	57,580	1,982,480

Hotels, Restaurants & Leisure — 0.7%
The Stars Group, Inc.(a)	512,716	10,048,639

IT Services — 0.2%
First Data Corp., Class A(a)	135,954	2,594,002

Machinery — 0.0%
Gates Industrial Corp. PLC(a)	18,410	271,179

Media — 0.1%
Altice USA, Inc., Class A	87,736	1,552,050
Emmis Communications Corp., Class A(a)	7,210	27,254

		1,579,304

Metals & Mining — 0.2%
Constellium NV, Class A(a)	285,624	2,396,385

Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp.(a)	1,025	7,021

Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc.(a)	26,989	1,847,397

Total Common Stocks — 2.9% (Cost — $66,452,245)		40,347,188

Security		Par (000)	Value

Asset-Backed Securities — 4.9%
Accunia European CLO I BV, Series 1X, Class E, (3 mo. EURIBOR + 7.00%), 7.00%, 07/15/29(d)	EUR	1,400	$1,583,774
Allegro CLO II-S Ltd., Series 2014-1RA, Class B, 4.30%, 10/21/28(e)(f)	USD	250	249,875
Allegro CLO VI Ltd., Series 2017-2A, Class D, 5.20%, 01/17/31(e)(f)		450	443,278
Allegro CLO VIII Ltd., Series 2018-2A, Class C, 4.39%, 07/15/31(e)(f)		250	248,640
ALM VII R Ltd.(e):
Series 2013-7R2A, Class A2R2, 4.09%, 10/15/27(f)		250	249,940
Series 2013-7R2A, Class BR2, 4.64%, 10/15/27(f)		250	249,820
Series 2013-7RA, Class BR, (3 mo. LIBOR US + 2.70%), 5.14%, 10/15/28(d)		500	502,568
ALM VIII Ltd., Series 2013-8A, Class CR, (3 mo. LIBOR US + 3.95%), 6.39%, 10/15/28(d)(e)		1,400	1,400,699
ALM XVI Ltd./ALM XVI LLC, Series 2015-16A(e)(f):
Class BR2, 4.34%, 07/15/27		500	498,249
Class CR2, 5.14%, 07/15/27		743	730,111
AMMC CLO 19 Ltd., Series 2016-19A, Class C, (3 mo. LIBOR US + 2.80%), 5.24%, 10/15/28(d)(e)		413	413,619
AMMC CLO 22 Ltd., Series 2018-22A, Class D, 5.19%, 04/25/31(e)(f)		250	247,033
Anchorage Capital CLO Ltd.(f):
5.66%, 05/15/31	EUR	203	219,000
Series 2014-3RA, Class B, 4.01%, 01/28/31(e)	USD	250	248,386
Series 2014-3RA, Class D, 5.11%, 01/28/31(e)		500	492,812
Series 2014-4RA, Class C, 4.36%, 01/28/31(e)		500	491,878
Series 2014-4RA, Class D, 5.11%, 01/28/31(e)		1,000	982,624
Series 2016-8A, Class DR, 5.51%, 07/28/28(e)		1,000	998,552
Apidos CLO XV, Series 2013-15A, Class CRR, 4.32%, 04/20/31(e)(f)		500	495,681
Apidos CLO XX, Series 2015-20A, Class BRR, 4.39%, 07/16/31(e)(f)		250	247,956
Apidos CLO XXIII, Series 2015-23A, Class D2, (3 mo. LIBOR US + 5.95%), 8.39%, 01/15/27(d)(e)		750	750,298
ARES XLV CLO Ltd., Series 2017-45A, Class D, 5.49%, 10/15/30(e)(f)		250	250,480

1

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Ares XXVII CLO Ltd., Series 2013-2A, Class DR, (3 mo. LIBOR US + 3.75%), 6.26%, 07/28/29(d)(e)	USD	500	$503,731
Ares XXXIII CLO Ltd., Series 2015-1A, Class CR, (3 mo. LIBOR US + 4.20%), 6.52%, 12/05/25(d)(e)		1,000	1,008,348
Ares XXXIIR CLO Ltd., Series 2014-32RA(e)(f):
Class B, 4.42%, 05/15/30		500	494,748
Class C, 5.52%, 05/15/30		500	494,411
Ares XXXVII CLO Ltd., Series 2015-4A(e)(f):
Class CR, 5.09%, 10/15/30		1,000	978,175
Class DR, 8.59%, 10/15/30		500	498,266
Atlas Senior Loan Fund VII Ltd., Series 2016-7A, Class B1R, 4.51%, 11/27/31(e)(f)		1,000	1,000,000
Atlas Senior Loan Fund X Ltd., Series 2018-10A(e)(f):
Class B, 3.94%, 01/15/31		400	394,836
Class D, 5.19%, 01/15/31		500	492,535
Atrium XIV LLC, Series 14A, Class C, 4.26%, 08/23/30(e)(f)		266	264,573
Atrium XV, Series 15A(e)(f)(g):
Class B, 4.53%, 01/23/31		500	500,000
Class C, 4.98%, 01/23/31		250	250,000
Class D, 5.78%, 01/23/31		250	250,000
Class E, 8.63%, 01/23/31		250	250,000
Ballyrock CLO Ltd., Series 2016-1A, Class C, (3 mo. LIBOR US + 2.70%), 5.14%, 10/15/28(d)(e)		1,000	1,000,318
BlueMountain CLO Ltd., Series 2016-1A, Class BR, 3.82%, 04/20/27(e)(f)		850	841,065
Cairn CLO VII BV, Series 2016-7X, Class E, (3 mo. EURIBOR + 6.35%), 6.35%, 01/31/30(d)	EUR	900	1,021,505
Carlyle Global Market Strategies CLO Ltd.(e):
Series 2012-4A, Class DR, (3 mo. LIBOR US + 4.10%), 6.57%, 01/20/29(d)	USD	500	501,767
Series 2016-1A, Class BR, 4.32%, 04/20/27(f)		250	248,204
Series 2016-3A, Class D, (3 mo. LIBOR US + 7.00%), 9.47%, 10/20/29(d)		500	501,069
Series 2017-1A, Class D, (3 mo. LIBOR US + 6.00%), 8.47%, 04/20/31(d)		500	483,790
Carlyle Global Market Strategies Euro CLO Ltd., Series 2014-2X, Class DRR, 5.70%, 11/17/31(f)	EUR	193	212,867

Security		Par (000)	Value

Asset-Backed Securities (continued)
Carlyle US CLO Ltd.(e):
Series 2016-4A, Class BR, 4.57%, 10/20/27(f)	USD	250	$249,813
Series 2017-2A, Class C, (3 mo. LIBOR US + 3.70%), 6.17%, 07/20/31(d)		500	503,783
Cedar Funding Ltd., Series 2017-8A, Class D, 5.70%, 10/17/30(e)		535	537,363
Cent CLO 17 Ltd., Series C17A(e)(f):
Class BR, 4.37%, 04/30/31		500	496,125
Class DR, 8.52%, 04/30/31		750	717,041
CIFC Funding I Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 3.50%), 5.97%, 04/23/29(d)(e)		500	502,615
CIFC Funding Ltd.(e)(f):
Series 2014-2RA, Class A3, 4.39%, 04/24/30		500	496,680
Series 2014-4RA, Class A2, 4.11%, 10/17/30		250	249,971
Series 2014-4RA, Class B, 4.66%, 10/17/30		250	249,846
Series 2014-4RA, Class C, 5.66%, 10/17/30		250	249,995
Series 2018-1A, Class C, 4.19%, 04/18/31		500	493,145
Series 2018-4A, Class B, 4.53%, 10/17/31		250	248,290
Dryden 37 Senior Loan Fund, Series 2015-37A, Class DR, 4.94%, 01/15/31(e)(f)		500	487,983
Dryden Senior Loan Fund (d)(e):
Series 2014-36A, Class DR, (3 mo. LIBOR US + 4.24%), 6.68%, 01/15/28		1,500	1,506,787
Series 2017-50A, Class C, (3 mo. LIBOR US + 2.25%), 4.69%, 07/15/30		500	500,436
Fillmore Park CLO Ltd., Series 2018-1A, Class D, 5.15%, 07/15/30(e)(f)		500	495,420
Galaxy XV CLO Ltd., Series 2013-15A, Class BR, 4.04%, 10/15/30(e)(f)		250	248,997
Galaxy XVIII CLO Ltd., Series 2018-28A, Class C, 4.29%, 07/15/31(e)(f)		250	247,551
Galaxy XXIV CLO Ltd., Series 2017-24A, Class C, 4.14%, 01/15/31(e)(f)		250	245,578
Galaxy XXV CLO Ltd., Series 2018-25A, Class D, 5.47%, 10/25/31(e)(f)		250	250,052
Galaxy XXVI CLO Ltd., Series 2018-26A, Class B, 4.35%, 11/22/31(e)(f)(g)		250	250,000
Galaxy XXVII CLO Ltd., Series 2018-27A, Class D, 5.38%, 05/16/31(e)(f)		500	492,151

2

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Goldentree Loan Management US CLO 3 Ltd., Series 2018-3A, Class C, 4.37%, 04/20/30(e)(f)	USD	550	$545,488
Greenwood Park CLO Ltd., Series 2018-1A, Class D, 4.94%, 04/15/31(e)(f)		500	489,022
Harvest CLO XVI DAC, Series 16X, Class ER, 5.57%, 10/15/31(f)	EUR	530	567,188
Highbridge Loan Management Ltd. (e)(f):
Series 12A-18, Class B, 4.22%, 07/18/31	USD	750	740,968
Series 8A-2016, Class CR, 4.30%, 07/20/30		500	493,696
Jay Park CLO Ltd., Series 2016-1A, Class CR, 5.18%, 10/20/27(e)(f)		276	275,942
LCM XV LP, Series 15A, Class CR, (3 mo. LIBOR US + 2.40%), 4.87%, 07/20/30(d)(e)		500	501,658
LCM XXV Ltd., Series 25A, Class B2, (3 mo. LIBOR US + 1.65%), 4.12%, 07/20/30(d)(e)		264	263,999
Madison Park Funding XIII Ltd., Series 2014-13A, Class CR2, 4.35%, 04/19/30(e)(f)		500	499,415
Madison Park Funding XV Ltd., Series 2014-15A, Class CR, (3 mo. LIBOR US + 3.45%), 5.96%, 01/27/26(d)(e)		500	500,774
Madison Park Funding XVI Ltd., Series 2015-16A, Class D, (3 mo. LIBOR US + 5.50%), 7.97%, 04/20/26(d)(e)		500	489,609
Madison Park Funding XXV Ltd., Series 2017-25A, Class B, (3 mo. LIBOR US + 2.35%), 4.84%, 04/25/29(d)(e)		550	550,706
Madison Park Funding XXXI Ltd., Series 2018-31A(e)(f)(g):
Class B, 4.48%, 01/23/31		250	250,000
Class C, 4.93%, 01/23/31		250	250,000
Class D, 5.78%, 01/23/31		250	250,000
Class E, 8.38%, 01/23/31		250	250,000
Mill Creek II CLO Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 7.75%), 10.22%, 04/20/28(d)(e)		500	500,034
Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class D, 4.94%, 01/15/28(e)(f)		500	496,746
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class DR, (3 mo. LIBOR US + 3.65%), 6.12%, 04/22/29(d)(e)		500	503,740
Neuberger Berman CLO XVIII Ltd., Series 2014-18A(e)(f):
Class BR2, 4.64%, 10/21/30		500	499,565
Class CR2, 5.49%, 10/21/30		1,500	1,499,683

Security		Par (000)	Value

Asset-Backed Securities (continued)
Neuberger Berman CLO XXII Ltd., Series 2016-22A, Class CR, 4.65%, 10/17/30(e)(f)	USD	250	$249,759
Neuberger Berman CLO XXIII Ltd., Series 2016-23A(e)(f):
Class CR, 4.60%, 10/17/27		500	499,644
Class DR, 5.35%, 10/17/27		280	279,942
Oak Hill Credit Partners, Series 2014-10RA(e)(f)(g):
Class B, 1.00%, 12/12/30		1,000	1,000,000
Class C, 1.00%, 12/12/30		508	508,000
Octagon Investment Partners 37 Ltd., Series 2018-2A, Class B, 4.11%, 07/25/30(e)(f)		250	246,399
Octagon Investment Partners Ltd., Series 2016-1A, Class DR, 5.29%, 07/15/30(e)(f)		500	500,029
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class CR, 4.19%, 07/17/30(e)(f)		250	247,549
Octagon Investment Partners XVII Ltd., Series 2013-1A(e)(f):
Class BR2, 3.89%, 01/25/31		500	496,577
Class CR2, 4.19%, 01/25/31		750	735,544
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class DRR, 5.22%, 01/22/30(e)(f)		1,000	990,497
Octagon Investment Partners XXXII Ltd., Series 2017-1A, Class E, 8.64%, 07/15/29(e)(f)		500	503,364
Octagon Loan Funding Ltd., Series 2014-1A, Class BRR, 4.34%, 11/18/31(e)(f)		250	250,000
OHA Credit Partners XI Ltd., Series 2015-11A, Class DR, 5.45%, 01/20/32(e)(f)		266	262,216
OZLM VI Ltd., Series 2014-6A(e)(f):
Class B1S, 4.55%, 04/17/31		500	499,234
Class CS, 5.58%, 04/17/31		500	503,313
OZLM XIX Ltd., Series 2017-19A, Class C, 5.54%, 11/22/30(e)(f)		500	502,491
OZLM XX Ltd., Series 2018-20A(e)(f):
Class B, 4.42%, 04/20/31		500	495,866
Class C, 5.42%, 04/20/31		750	743,299
OZLME III DAC, Series 3X, Class E, 4.80%, 08/24/30(f)	EUR	100	105,534
Palmer Square CLO Ltd., Series 2013-2A(e)(f):
Class A2RR, 4.20%, 10/17/31	USD	250	249,914
Class BRR, 4.65%, 10/17/31		334	333,719
Class CRR, 5.65%, 10/17/31		334	333,952

3

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Park Avenue Institutional Advisers CLO Ltd., Series 2016-1A, Class A2R, 4.48%, 08/23/31(e)(f)	USD	500	$500,247
Regatta VII Funding Ltd., Series 2016-1A(e)(f)(g):
Class CR, 1.00%, 12/20/28		250	250,000
Class DR, 1.00%, 12/20/28		500	500,000
Rockford Tower CLO Ltd.(e)(f):
Series 2018-1A, Class B, 4.36%, 05/20/31		600	598,491
Series 2018-1A, Class D, 5.64%, 05/20/31		500	497,192
Series 2018-2A, Class C, 4.63%, 10/20/31		250	247,361
RR 5 Ltd., Series 2018-5A, Class B, 4.68%, 10/15/31(e)(f)		250	249,806
Sound Point CLO III Ltd., Series 2013-2RA, Class C, 4.34%, 04/15/29(e)(f)		500	498,058
Stewart Park CLO Ltd., Series 2015-1A, Class DR, 5.04%, 01/15/30(e)(f)		1,000	988,270
Symphony CLO XII Ltd., Series 2013-12A, Class DR, (3 mo. LIBOR US + 3.25%), 5.69%, 10/15/25(d)(e)		1,000	1,001,007
TIAA CLO IV Ltd., Series 2018-1A, Class A2, 1.00%, 01/20/32(e)(f)(g)		500	500,000
TICP CLO XI Ltd., Series 2018-11A(e)(f):
Class C, 4.59%, 10/20/31		250	249,544
Class D, 5.49%, 10/20/31		250	249,718
TICP CLO XII Ltd., Series 2018-12A(e)(f)(g):
Class C, 1.00%, 01/15/31		250	250,000
Class D, 1.00%, 01/15/31		500	500,000
Treman Park CLO Ltd., Series 2015-1A, Class C3RR, 4.46%, 10/20/28(b)(e)(f)		250	250,000
TRESTLES CLO II Ltd., Series 2018-2A, Class A2, 4.00%, 07/25/31(e)(f)		250	249,872
Venture XXVI CLO Ltd., Series 2017-26A, Class D, (3 mo. LIBOR US + 4.25%), 6.72%, 01/20/29(d)(e)		750	757,263
Voya CLO Ltd.(e):
Series 2014-1A, Class BR2, 4.34%, 04/18/31(f)		500	501,449
Series 2014-2A, Class A2AR, (3 mo. LIBOR US + 1.65%), 4.10%, 04/17/30(d)		250	250,187
Series 2014-4A, Class BR2, 4.53%, 07/14/31(f)		366	364,349
Series 2017-1A, Class C, (3 mo. LIBOR US + 3.33%), 5.78%, 04/17/30(d)		250	251,139

Security		Par (000)	Value

Asset-Backed Securities (continued)
Webster Park CLO Ltd., Series 2015-1A, Class CR, 5.37%, 07/20/30(e)(f)	USD	500	$498,913
Westcott Park CLO Ltd., Series 2016-1A(d)(e):
Class D, (3 mo. LIBOR US + 4.35%), 6.82%, 07/20/28		500	505,197
Class E, (3 mo. LIBOR US + 7.20%), 9.67%, 07/20/28		500	508,772
York CLO 1 Ltd., Series 2014-1A(e)(f):
Class BRR, 3.82%, 10/22/29		250	249,757
Class CRR, 4.27%, 10/22/29		500	499,951
York CLO Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.60%), 6.07%, 10/20/29(d)(e)		500	499,653
York CLO-3 Ltd., Series 2016-1A, Class ER, (3 mo. LIBOR US + 6.40%), 8.87%, 10/20/29(d)(e)		500	503,264
York CLO-5 Ltd., Series 2018-1A, Class E, 8.44%, 10/22/31(e)(f)		250	239,355

Total Asset-Backed Securities — 4.9% (Cost — $68,166,914)			68,068,993

Corporate Bonds — 111.1%

Aerospace & Defense — 3.3%
Arconic, Inc.:
6.15%, 08/15/20		1,540	1,586,350
5.87%, 02/23/22		705	716,633
5.13%, 10/01/24		4,924	4,776,280
5.90%, 02/01/27		1,101	1,056,960
BBA US Holdings, Inc., 5.38%, 05/01/26(e)		1,733	1,676,677
Bombardier, Inc.(e):
7.75%, 03/15/20		1,434	1,460,888
8.75%, 12/01/21		2,981	3,074,156
5.75%, 03/15/22		419	398,050
6.00%, 10/15/22		1,369	1,297,264
6.13%, 01/15/23		2,948	2,800,600
7.50%, 12/01/24		4,591	4,367,189
7.50%, 03/15/25		5,584	5,304,800
7.45%, 05/01/34		686	596,820
KLX, Inc., 5.88%, 12/01/22(e)		4,175	4,297,641
Koppers, Inc., 6.00%, 02/15/25(e)		771	690,045
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(e)		1,357	1,397,710
Pioneer Holdings LLC/Pioneer Finance Corp., 9.00%, 11/01/22(e)		1,170	1,193,400
TDC A/S, 3.75%, 03/02/22	EUR	290	361,532
TransDigm UK Holdings PLC, 6.88%, 05/15/26(e)	USD	2,699	2,665,262

4

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Aerospace & Defense (continued)
TransDigm, Inc.:
6.00%, 07/15/22	USD	3,518	$3,518,000
6.50%, 07/15/24		2,349	2,354,872
6.50%, 05/15/25		430	428,388

			46,019,517

Air Freight & Logistics — 0.2%
XPO Logistics, Inc., 6.50%, 06/15/22(e)		2,454	2,496,945

Airlines — 0.2%
US Airways Pass-Through Trust, Series 2013-1, Class B, 5.38%, 05/15/23		2,697	2,764,159

Auto Components — 1.0%
Adient Global Holdings Ltd., 3.50%, 08/15/24	EUR	561	508,074
Allison Transmission, Inc., 5.00%, 10/01/24(e)	USD	827	795,988
Federal-Mogul LLC/Federal-Mogul Financing Corp., 5.00%, 07/15/24	EUR	220	257,107
Fiat Chrysler Automobiles NV, 3.75%, 03/29/24		400	483,452
Fiat Chrysler Finance Europe, 4.75%, 07/15/22		367	457,029
Fiat Chrysler Finance Europe SA, 6.75%, 10/14/19		160	190,666
GKN Holdings PLC, 3.38%, 05/12/32	GBP	405	485,347
Goodyear Tire & Rubber Co., 5.00%, 05/31/26	USD	471	428,610
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6.00%, 08/01/20		140	141,050
6.25%, 02/01/22		1,452	1,475,595
6.75%, 02/01/24		1,586	1,595,912
6.38%, 12/15/25		982	969,725
IHO Verwaltungs GmbH(h):
(2.75% Cash or 3.50% PIK), 2.75%, 09/15/21	EUR	262	295,689
(3.25% Cash or 4.00% PIK), 3.25%, 09/15/23		615	678,077
(3.75% Cash or 4.50% PIK), 3.75%, 09/15/26		125	136,383
(4.50% Cash or 5.25% PIK), 4.50%, 09/15/23(e)	USD	1,367	1,271,310
Schaeffler Finance BV, 4.75%, 05/15/23(e)		440	429,000
Tesla, Inc., 5.30%, 08/15/25(e)		2,975	2,569,656
Volvo Car AB, 2.00%, 01/24/25	EUR	400	422,373

			13,591,043

Banks — 1.1%
Allied Irish Banks PLC(5 year EUR Swap + 3.95%), 4.13%, 11/26/25(i)		710	824,050

Security		Par (000)	Value

Banks (continued)
Banco BPM SpA:
2.75%, 07/27/20	EUR	800	$907,664
1.75%, 04/24/23		280	291,423
Banco de Sabadell SA, 5.38%, 12/12/28(f)		200	226,200
Banco Espirito Santo SA(a)(j):
4.75%, 01/15/19		1,900	618,410
4.00%, 01/21/19		1,100	367,367
Banco Popolare di Milano Sarl, 4.25%, 01/30/19		200	227,458
Bank of Ireland(5 year EUR Swap + 3.55%), 4.25%, 06/11/24(i)		540	616,754
Bank of Ireland Group PLC, 3.13%, 09/19/27(f)	GBP	100	120,145
Bankia SA(i):
(5 year EUR Swap + 3.17%), 4.00%, 05/22/24	EUR	700	798,017
(5 year EUR Swap + 3.35%), 3.38%, 03/15/27		200	228,254
Barclays PLC:
4.38%, 09/11/24	USD	3,020	2,803,796
5.20%, 05/12/26		800	761,780
CaixaBank SA(i):
(5 year EUR Swap + 3.35%), 3.50%, 02/15/27	EUR	200	232,949
(5 year EUR Swap + 2.35%), 2.75%, 07/14/28		100	111,132
CIT Group, Inc.:
5.00%, 08/15/22	USD	278	279,051
5.00%, 08/01/23		404	405,010
5.25%, 03/07/25		902	906,330
6.13%, 03/09/28		634	649,850
6.00%, 04/01/36		2,800	2,583,000
Deutsche Pfandbriefbank AG, 4.60%, 02/22/27	EUR	100	117,194
IKB Deutsche Industriebank AG, 4.00%, 01/31/28(f)		200	220,469
Intesa Sanpaolo SpA:
2.13%, 08/30/23		200	223,259
6.63%, 09/13/23		956	1,195,192
Swedbank AB(5 year USD Swap + 3.77%), 5.50%(i)(k)	USD	200	196,000

			15,910,754

Beverages — 0.2%
BWAY Holding Co., 4.75%, 04/15/24	EUR	423	462,285
Horizon Parent Holdings Sarl, (8.25% Cash or 9.00% PIK), 8.25%, 02/15/22(h)	EUR	350	403,760
OI European Group BV, 4.00%, 03/15/23(e)	USD	1,110	1,037,850

5

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Beverages (continued)
Silgan Holdings, Inc., 3.25%, 03/15/25	EUR	230	$261,533

			2,165,428

Building Materials — 0.1%
Jeld-Wen, Inc., 4.63%, 12/15/25(e)	USD	823	736,585
Titan Global Finance PLC, 2.38%, 11/16/24	EUR	246	260,520

			997,105

Building Products — 1.1%
American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/23(e)	USD	860	858,882
BMBG Bond Finance SCA, 3.00%, 06/15/21	EUR	225	255,037
CPG Merger Sub LLC, 8.00%, 10/01/21(e)	USD	2,165	2,143,350
Jeld-Wen, Inc., 4.88%, 12/15/27(e)		129	112,553
Masonite International Corp.(e):
5.63%, 03/15/23		2,959	2,951,602
5.75%, 09/15/26		989	933,369
PGT Escrow Issuer, Inc., 6.75%, 08/01/26(e)		665	671,650
Standard Industries, Inc.(e):
5.50%, 02/15/23		768	753,600
5.38%, 11/15/24		1,239	1,177,050
6.00%, 10/15/25		2,308	2,250,300
USG Corp.(e):
5.50%, 03/01/25		904	910,780
4.88%, 06/01/27		1,586	1,587,982

			14,606,155

Cable Television Services — 0.0%
CB Escrow Corp., 8.00%, 10/15/25(e)		703	622,155

Capital Markets — 1.4%
Blackstone CQP Holdco LP(e):
6.50%, 03/20/21		13,913	13,496,931
6.00%, 08/18/21		2,265	2,261,954
Intertrust Group BV, 3.38%, 11/15/25	EUR	581	650,633
Lions Gate Capital Holdings LLC, 5.88%, 11/01/24(e)	USD	598	602,485
LPL Holdings, Inc., 5.75%, 09/15/25(e)		323	306,043
NFP Corp., 6.88%, 07/15/25(e)		559	529,653
Stevens Holding Co., Inc., 6.13%, 10/01/26(e)		1,161	1,146,487

			18,994,186

Chemicals — 3.7%
Alpha 2 BV, (8.75% Cash or 9.50% PIK), 8.75%, 06/01/23(e)(h)		1,632	1,583,040
Alpha 3 BV/Alpha US Bidco, Inc., 6.25%, 02/01/25(e)		4,500	4,320,000
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25	EUR	185	203,294

Security	Par (000)		Value

Chemicals (continued)
Axalta Coating Systems LLC, 4.88%, 08/15/24(e)	USD	1,451	$1,404,858
Blue Cube Spinco, Inc.:
9.75%, 10/15/23		2,534	2,835,394
10.00%, 10/15/25		2,030	2,319,275
CF Industries, Inc., 4.95%, 06/01/43		412	319,040
Chemours Co.:
6.63%, 05/15/23		194	196,910
7.00%, 05/15/25		1,387	1,404,338
4.00%, 05/15/26	EUR	800	851,339
5.38%, 05/15/27	USD	1,903	1,717,458
GCP Applied Technologies, Inc., 5.50%, 04/15/26(e)		1,186	1,135,595
Hexion, Inc., 10.38%, 02/01/22(e)		768	639,360
Huntsman International LLC, 5.13%, 11/15/22		1,445	1,471,024
INEOS Finance PLC, 4.00%, 05/01/23	EUR	448	512,196
INEOS Group Holdings SA, 5.38%, 08/01/24		350	395,945
Momentive Performance Materials, Inc., 3.88%, 10/24/21	USD	1,941	2,079,296
NOVA Chemicals Corp., 4.88%, 06/01/24(e)		1,815	1,687,950
OCI NV, 5.00%, 04/15/23	EUR	290	339,390
Olin Corp.:
5.13%, 09/15/27	USD	530	497,697
5.00%, 02/01/30		109	97,010
Platform Specialty Products Corp.(e):
6.50%, 02/01/22		11,189	11,398,794
5.88%, 12/01/25		5,055	4,928,625
PQ Corp.(e):
6.75%, 11/15/22		2,337	2,424,637
5.75%, 12/15/25		3,056	2,855,465
PSPC Escrow Corp., 6.00%, 02/01/23	EUR	594	691,841
Solvay SA, 4.50%(f)(k)		100	112,836
Versum Materials, Inc., 5.50%, 09/30/24(e)	USD	543	536,213
WR Grace & Co-Conn, 5.13%, 10/01/21(e)		2,483	2,500,878

			51,459,698

Commercial Services & Supplies — 2.5%
ADT Corp.:
3.50%, 07/15/22		2,256	2,112,180
4.13%, 06/15/23		1,553	1,448,172
4.88%, 07/15/32(e)		3,265	2,579,350
Advanced Disposal Services, Inc., 5.63%, 11/15/24(e)		1,319	1,289,323
Avolon Holdings Funding Ltd., 5.13%, 10/01/23(e)		2,375	2,366,094
Booz Allen Hamilton, Inc., 5.13%, 05/01/25(e)		1,088	1,055,360
Core & Main LP, 6.13%, 08/15/25(e)		2,913	2,658,112

6

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Commercial Services & Supplies (continued)
Fortress Transportation & Infrastructure Investors LLC(e):
6.75%, 03/15/22	USD	444	$451,193
6.50%, 10/01/25		470	454,725
GFL Environmental, Inc., 5.38%, 03/01/23(e)		826	755,790
Harland Clarke Holdings Corp., 8.38%, 08/15/22(e)		2,752	2,545,600
KAR Auction Services, Inc., 5.13%, 06/01/25(e)		3,528	3,298,680
Mobile Mini, Inc., 5.88%, 07/01/24		3,503	3,520,480
Paprec Holding SA, 4.00%, 03/31/25	EUR	187	185,748
Park Aerospace Holdings Ltd.(e):
3.63%, 03/15/21	USD	1,473	1,436,175
5.25%, 08/15/22		2,560	2,560,000
5.50%, 02/15/24		15	15,092
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(e)		1,289	1,264,831
United Rentals North America, Inc.:
5.75%, 11/15/24		1,354	1,345,537
5.50%, 05/15/27		3,001	2,832,194
Waste Pro USA, Inc., 5.50%, 02/15/26(e)		692	636,640

			34,811,276
Communications Equipment — 1.5%
CommScope Technologies LLC(e):
6.00%, 06/15/25		147	136,166
5.00%, 03/15/27		1,825	1,503,344
CommScope, Inc.(e):
5.00%, 06/15/21		2,278	2,258,637
5.50%, 06/15/24		1,804	1,664,009
Nokia OYJ:
3.38%, 06/12/22		714	677,407
4.38%, 06/12/27		852	795,811
6.63%, 05/15/39		3,486	3,595,112
Zayo Group LLC/Zayo Capital, Inc.:
6.00%, 04/01/23		2,128	2,117,360
6.38%, 05/15/25		2,099	2,059,644
5.75%, 01/15/27(e)		6,851	6,542,705

			21,350,195
Construction & Engineering — 0.6%
Brand Industrial Services, Inc., 8.50%, 07/15/25(e)		1,899	1,675,867
Engility Corp., 8.88%, 09/01/24		1,728	1,864,080
frontdoor, Inc., 6.75%, 08/15/26(e)		1,265	1,220,725
Pisces Midco, Inc., 8.00%, 04/15/26(e)		715	679,250
SPIE SA, 3.13%, 03/22/24	EUR	300	332,250
SRS Distribution, Inc., 8.25%, 07/01/26(e)	USD	1,500	1,410,000
Tutor Perini Corp., 6.88%, 05/01/25(e)		1,357	1,302,720

Security	Par (000)		Value
Construction & Engineering (continued)
Weekley Homes LLC/Weekley Finance Corp., 6.63%, 08/15/25	USD	474	$439,635

			8,924,527
Construction Materials — 1.3%
American Builders & Contractors Supply Co., Inc., 5.88%, 05/15/26(e)		1,737	1,682,719
Autodis SA:
(3 mo. EURIBOR + 4.38%), 4.38%, 05/01/22(d)	EUR	247	273,687
4.38%, 05/01/22		150	163,871
HD Supply, Inc., 5.38%, 10/15/26(e)	USD	10,950	10,570,035
LKQ Italia Bondco SpA, 3.88%, 04/01/24	EUR	220	255,289
Navistar International Corp., 6.63%, 11/01/25(e)	USD	1,781	1,760,982
New Enterprise Stone & Lime Co., Inc., 10.13%, 04/01/22(e)		1,106	1,139,180
Rexel SA, 3.50%, 06/15/23	EUR	461	532,336
Williams Scotsman International, Inc.(e):
7.88%, 12/15/22	USD	771	778,710
6.88%, 08/15/23		1,597	1,569,052

			18,725,861
Consumer Discretionary — 0.6%
AA Bond Co. Ltd.:
4.25%, 07/31/43	GBP	100	130,175
4.88%, 07/31/43		280	342,968
Blitz F18-674 GmbH, 6.00%, 07/30/26	EUR	280	309,257
Live Nation Entertainment, Inc., 4.88%, 11/01/24(e)	USD	296	286,380
Nielsen Co. Luxembourg Sarl, 5.00%, 02/01/25(e)		538	524,550
ServiceMaster Co. LLC, 5.13%, 11/15/24(e)		606	583,275
Staples, Inc., 8.50%, 09/15/25(e)		1,356	1,200,060
Viking Cruises Ltd.(e):
6.25%, 05/15/25		605	598,950
5.88%, 09/15/27		4,950	4,653,000

			8,628,615
Consumer Finance — 3.4%
Alliance Data Systems Corp.(e):
5.88%, 11/01/21		3,207	3,247,088
5.38%, 08/01/22		2,329	2,317,355
Ally Financial, Inc.:
5.13%, 09/30/24		1,230	1,245,744
8.00%, 11/01/31		11,400	13,311,780
Iron Mountain UK PLC, 3.88%, 11/15/25	GBP	290	337,753
Mulhacen Pte Ltd., (6.5% Cash or 7.25% PIK), 6.50%, 08/01/23(h)	EUR	1,037	1,115,289
Navient Corp.:
6.63%, 07/26/21	USD	1,454	1,468,540
6.50%, 06/15/22		2,048	2,055,680

7

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Consumer Finance (continued)
5.50%, 01/25/23	USD	932	$878,410
7.25%, 09/25/23		1,100	1,105,500
5.88%, 10/25/24		375	336,563
6.75%, 06/25/25		423	392,333
6.75%, 06/15/26		1,340	1,212,700
5.63%, 08/01/33		1,821	1,356,645
Nexi Capital SpA, 3.63%, 05/01/23(f)	EUR	317	357,081
Refinitiv US Holdings, Inc.:
4.50%, 05/15/26		545	609,282
4.50%, 05/15/26(e)		2,465	2,755,744
6.25%, 05/15/26(e)	USD	619	610,876
6.88%, 11/15/26	EUR	191	204,338
8.25%, 11/15/26(e)	USD	3,851	3,668,077
Springleaf Finance Corp.:
6.13%, 05/15/22		490	490,000
6.88%, 03/15/25		2,211	2,081,104
7.13%, 03/15/26		1,814	1,705,160
Verscend Escrow Corp., 9.75%, 08/15/26(e)		3,881	3,735,462

			46,598,504

Containers & Packaging — 2.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 05/15/23	EUR	275	319,500
4.63%, 05/15/23(e)	USD	3,914	3,806,365
6.75%, 05/15/24	EUR	450	538,254
7.25%, 05/15/24(e)	USD	5,058	5,108,580
4.75%, 07/15/27(e)	GBP	427	505,234
4.75%, 07/15/27		362	428,325
BWAY Holding Co., 5.50%, 04/15/24(e)	USD	4,925	4,715,688
Crown Americas LLC/Crown Americas Capital Corp.:
4.75%, 02/01/26(e)		2,134	2,056,749
Crown Americas LLC/Crown Americas Capital Corp. (continued):
4.25%, 09/30/26		1,150	1,069,500
Crown European Holdings SA, 3.38%, 05/15/25	EUR	303	347,674
Guala Closures SpA, 3.50%, 04/15/24(f)		160	180,006
Intertape Polymer Group, Inc., 7.00%, 10/15/26(e)	USD	788	789,970
Mercer International, Inc.:
6.50%, 02/01/24		1,446	1,438,770
5.50%, 01/15/26		767	697,970
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.75%, 10/15/20		6,255	6,246,803
5.13%, 07/15/23(e)		292	285,065
7.00%, 07/15/24(e)		4,356	4,345,110

Security	Par (000)		Value

Containers & Packaging (continued)
Sappi Papier Holding GmbH, 4.00%, 04/01/23	EUR	150	$172,829
Sealed Air Corp.:
4.50%, 09/15/23		560	688,581
6.88%, 07/15/33(e)	USD	700	712,250
Smurfit Kappa Acquisitions ULC, 2.88%, 01/15/26	EUR	526	597,899

			35,051,122

County/City/Special District/School District — 0.0%
European TopSoho Sarl, Series SMCP, 4.00%, 09/21/21(l)		200	218,269

Diversified Consumer Services — 1.5%
APX Group, Inc.:
8.75%, 12/01/20	USD	1,915	1,833,612
7.88%, 12/01/22		1,649	1,610,867
Ascend Learning LLC, 6.88%, 08/01/25(e)		1,739	1,686,830
Graham Holdings Co., 5.75%, 06/01/26(e)		1,087	1,100,587
Laureate Education, Inc., 8.25%, 05/01/25(e)		591	630,893
Matthews International Corp., 5.25%, 12/01/25(e)		132	122,760
Pinnacle Bidco PLC, 6.38%, 02/15/25	GBP	292	373,942
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 05/15/23(e)	USD	10,996	11,655,760
RBS Global, Inc./Rexnord LLC, 4.88%, 12/15/25(e)		1,406	1,333,942
Verisure Holding AB, 3.50%, 05/15/23	EUR	345	385,574

			20,734,767

Diversified Financial Services — 1.8%
Arrow Global Finance PLC:
5.13%, 09/15/24	GBP	325	372,718
(3 mo. EURIBOR + 2.88%), 2.88%, 04/01/25(d)	EUR	254	264,670
3.75%, 03/01/26(f)		117	126,018
Banca IFIS SpA:
2.00%, 04/24/23		210	213,266
4.50%, 10/17/27(f)		215	193,928
Barclays PLC(5 year EUR Swap + 2.45%), 2.63%, 11/11/25(i)		200	225,363
Cabot Financial Luxembourg SA, 6.50%, 04/01/21	GBP	100	126,137
Credit Suisse Group AG, 7.50%(e)(f)(k)	USD	1,075	1,057,531
DPL, Inc., 7.25%, 10/15/21		230	244,375
FS Energy & Power Fund, 7.50%, 08/15/23(e)		1,622	1,589,560
Garfunkelux Holdco 3 SA:
7.50%, 08/01/22	EUR	230	230,913
4.50%, 09/01/23(f)		220	211,583

8

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Diversified Financial Services (continued)
HSBC Holdings PLC, 6.25%(f)(k)	USD	1,820	$1,716,988
Intrum AB:
2.75%, 07/15/22	EUR	437	458,861
3.13%, 07/15/24		110	112,078
Jefferies Finance LLC/JFIN Co-Issuer Corp.(e):
7.38%, 04/01/20	USD	2,695	2,705,106
6.88%, 04/15/22		2,552	2,546,386
Lehman Brother Holding Escrow, 1.00%, 09/22/19(b)(f)		430	8,729
Lehman Brothers Holdings, Inc.(b)(f):
4.75%, 01/16/19	EUR	1,890	53,492
1.00%, 02/05/19		3,950	111,795
5.38%, 10/17/19		350	9,906
1.00%, 12/31/49	USD	1,535	31,160
LHC3 PLC, (4.13% Cash or 4.88% PIK), 4.13%, 08/15/24(h)	EUR	584	638,006
Lincoln Finance Ltd., 6.88%, 04/15/21		100	116,054
MSCI, Inc., 5.25%, 11/15/24(e)	USD	683	684,707
Pershing Square Holdings Ltd., 5.50%, 07/15/22(e)		2,100	2,083,095
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25(e)		2,389	2,257,605
Travelport Corporate Finance PLC, 6.00%, 03/15/26(e)		1,106	1,089,410
UniCredit SpA:
6.95%, 10/31/22	EUR	375	463,587
(5 year EUR Swap + 4.10%), 5.75%, 10/28/25(i)		900	1,038,106
(5 year EUR Swap + 4.32%), 4.38%, 01/03/27(i)		567	624,441
Vantiv LLC/Vanity Issuer Corp.(e):
3.88%, 11/15/25	GBP	357	435,233
4.38%, 11/15/25	USD	1,168	1,087,700
Verisure Midholding AB:
5.75%, 12/01/23	EUR	550	612,967
Series NOV, 5.75%, 12/01/23		100	110,946
WMG Acquisition Corp.:
4.13%, 11/01/24		495	580,704
5.50%, 04/15/26(e)	USD	776	752,720

			25,185,844

Diversified Telecommunication Services — 3.1%
CenturyLink, Inc.:
Series P, 7.60%, 09/15/39		54	44,820
Series S, 6.45%, 06/15/21		5,263	5,381,417
Series U, 7.65%, 03/15/42		2,110	1,753,516
Series W, 6.75%, 12/01/23		400	401,000
Series Y, 7.50%, 04/01/24		1,601	1,643,026
Cincinnati Bell, Inc., 7.00%, 07/15/24(e)		2,236	1,960,693
Embarq Corp., 8.00%, 06/01/36		2,334	2,191,042

Security	Par (000)		Value

Diversified Telecommunication Services (continued)
Frontier Communications Corp.:
7.13%, 03/15/19	USD	1,445	$1,443,194
10.50%, 09/15/22		908	726,400
11.00%, 09/15/25		7,041	4,963,905
Level 3 Financing, Inc.:
5.38%, 08/15/22		243	242,393
5.63%, 02/01/23		1,971	1,970,015
5.13%, 05/01/23		1,292	1,277,465
5.38%, 01/15/24		1,521	1,492,846
5.38%, 05/01/25		2,469	2,404,189
5.25%, 03/15/26		5,020	4,846,810
OTE PLC, 3.50%, 07/09/20	EUR	370	430,903
Qwest Corp., 6.75%, 12/01/21	USD	680	708,593
SoftBank Group Corp.:
(5 year USD ICE Swap + 4.85%), 6.88%(i)(k)		779	658,652
4.00%, 04/20/23	EUR	947	1,100,424
4.75%, 07/30/25		315	363,744
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	831	739,590
6.00%, 09/30/34		4,713	4,029,615
7.72%, 06/04/38		134	131,320
Telecom Italia Finance SA, 7.75%, 01/24/33	EUR	140	193,764
Telecom Italia SpA:
1.13%, 03/26/22(l)		300	315,638
3.25%, 01/16/23		300	342,392
5.88%, 05/19/23	GBP	400	530,432
Telecom Italia SpA/Milano, 2.88%, 01/28/26	EUR	265	279,733

			42,567,531

Electric Utilities — 0.2%
AES Corp., 5.50%, 04/15/25	USD	628	632,710
NextEra Energy Operating Partners LP(e):
4.25%, 09/15/24		617	581,522
4.50%, 09/15/27		67	61,473
Talen Energy Supply LLC, 6.50%, 06/01/25		1,782	1,287,495

			2,563,200

Electrical Equipment — 0.0%
Orano SA, 4.88%, 09/23/24	EUR	350	405,150

Electronic Equipment, Instruments & Components — 0.8%
CDW LLC/CDW Finance Corp.:
5.00%, 09/01/23	USD	3,624	3,628,530
5.50%, 12/01/24		5,200	5,200,000
5.00%, 09/01/25		714	696,150
Energizer Gamma Acquisition BV, 4.63%, 07/15/26	EUR	470	506,600

9

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Electronic Equipment, Instruments & Components (continued)
Energizer Gamma Acquisition, Inc., 6.38%, 07/15/26(e)	USD	365	$343,100
Itron, Inc., 5.00%, 01/15/26(e)		231	214,976

			10,589,356

Energy Equipment & Services — 1.9%
Calfrac Holdings LP, 8.50%, 06/15/26(e)		951	786,953
CSI Compressco LP/CSI Compressco Finance, Inc., 7.50%, 04/01/25(e)		2,137	2,088,917
Ensco PLC:
4.50%, 10/01/24		336	248,640
5.20%, 03/15/25		2,379	1,779,777
Gates Global LLC/Gates Global Co., 6.00%, 07/15/22(e)		3,066	3,050,670
McDermott Technology Americas, Inc./McDermott Technology U.S., Inc., 10.63%, 05/01/24(e)		307	263,253
Oceaneering International, Inc., 4.65%, 11/15/24		432	379,620
Pattern Energy Group, Inc., 5.88%, 02/01/24(e)		935	909,288
Pioneer Energy Services Corp., 6.13%, 03/15/22		1,431	1,141,222
Precision Drilling Corp., 6.50%, 12/15/21		423	419,180
SESI LLC, 7.75%, 09/15/24		1,389	1,239,682
Transocean, Inc.:
8.38%, 12/15/21		275	280,844
5.80%, 10/15/22		2,390	2,198,800
Transocean, Inc. (continued):
9.00%, 07/15/23(e)		5,675	5,816,875
Trinidad Drilling Ltd., 6.63%, 02/15/25(e)		1,742	1,753,149
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 04/01/26(e)		1,705	1,664,506
Weatherford International Ltd., 7.75%, 06/15/21		2,914	2,389,480

			26,410,856

Environmental, Maintenance, & Security Service — 0.2%
Hulk Finance Corp., 7.00%, 06/01/26(e)		828	741,060
Tervita Escrow Corp., 7.63%, 12/01/21(e)		2,133	2,090,340

			2,831,400

Equity Real Estate Investment Trusts (REITs) — 1.6%
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(e)		985	968,994
Hilton Domestic Operating Co., Inc.:
4.25%, 09/01/24		1,684	1,605,947
5.13%, 05/01/26(e)		2,130	2,082,075

Security	Par (000)		Value

Equity Real Estate Investment Trusts (REITs) (continued)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.63%, 04/01/25	USD	350	$337,750
iStar, Inc.:
4.63%, 09/15/20		221	219,066
6.00%, 04/01/22		529	521,885
5.25%, 09/15/22		596	569,180
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.:
5.63%, 05/01/24		8,085	8,164,637
4.50%, 09/01/26		2,598	2,395,148
4.50%, 01/15/28		1,613	1,423,473
MPT Operating Partnership LP/MPT Finance Corp.:
6.38%, 03/01/24		197	203,895
5.50%, 05/01/24		250	251,875
5.00%, 10/15/27		1,905	1,809,750
NH Hotel Group SA, 3.75%, 10/01/23	EUR	262	302,928
Starwood Property Trust, Inc., 5.00%, 12/15/21	USD	1,695	1,692,669

			22,549,272

Food & Staples Retailing — 0.3%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC:
6.63%, 06/15/24		874	842,318
5.75%, 03/15/25		1,011	902,317
B&M European Value Retail SA, 4.13%, 02/01/22	GBP	225	282,405
Casino Guichard Perrachon SA:
4.56%, 01/25/23	EUR	400	422,298
4.50%, 03/07/24		400	415,491
Distribuidora Internacional de Alimentacion SA, 1.00%, 04/28/21		100	64,564
Nomad Foods Bondco PLC, 3.25%, 05/15/24		200	225,305
Post Holdings, Inc., 5.63%, 01/15/28(e)	USD	484	448,910
Rite Aid Corp., 6.13%, 04/01/23(e)		943	810,980
Tesco PLC, 5.00%, 03/24/23	GBP	100	139,153

			4,553,741

Food Products — 1.2%
Aramark Services, Inc.:
5.13%, 01/15/24	USD	1,104	1,109,520
5.00%, 02/01/28(e)		2,829	2,687,550
B&G Foods, Inc., 5.25%, 04/01/25		971	917,692
Boparan Finance PLC:
5.25%, 07/15/19	GBP	110	129,655
5.50%, 07/15/21		200	180,944
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 04/15/25(e)	USD	1,818	1,490,760

10

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Food Products (continued)
JBS USA LUX SA/JBS USA Finance, Inc.(e):
5.88%, 07/15/24	USD	1,140	$1,120,050
5.75%, 06/15/25		5,217	5,047,447
Post Holdings, Inc.(e):
5.50%, 03/01/25		1,572	1,499,295
5.75%, 03/01/27		1,161	1,088,438
Simmons Foods, Inc., 7.75%, 01/15/24(e)		784	799,680
			16,071,031
Forest Products — 0.2%
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 02/15/28(e)		2,106	2,042,820
Health Care Equipment & Supplies — 2.6%
Avantor, Inc.:
4.75%, 10/01/24	EUR	126	144,591
6.00%, 10/01/24(e)	USD	8,278	8,205,567
9.00%, 10/01/25 (e)		4,037	4,092,509
DJO Finance LLC/DJO Finance Corp., 8.13%, 06/15/21(e)		7,812	8,104,950
Immucor, Inc., 11.13%, 02/15/22(e)		1,380	1,407,600
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(e):
4.88%, 04/15/20		1,110	1,095,570
5.75%, 08/01/22		3,013	2,746,349
5.63%, 10/15/23		34	29,070
5.50%, 04/15/25		345	273,413
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22(e)		9,808	9,440,200
Teleflex, Inc., 4.88%, 06/01/26		684	662,427
			36,202,246
Health Care Providers & Services — 6.7%
Acadia Healthcare Co., Inc.:
5.13%, 07/01/22		408	399,840
5.63%, 02/15/23		974	957,763
6.50%, 03/01/24		2,058	2,016,840
AHP Health Partners, Inc., 9.75%, 07/15/26(e)		1,052	1,049,370
Centene Corp.:
4.75%, 05/15/22		2,467	2,476,251
5.38%, 06/01/26(e)		8,250	8,301,562
CHS/Community Health Systems, Inc., 8.63%, 01/15/24(e)		3,152	3,203,220
DaVita, Inc., 5.00%, 05/01/25		1,938	1,816,875
Eagle Holding Co. II LLC, (7.63% Cash or 8.38% PIK), 7.63%, 05/15/22(e)(h)		1,255	1,253,431
Encompass Health Corp., 5.75%, 11/01/24		1,170	1,164,150

Security		Par (000)	Value
Health Care Providers & Services (continued)
HCA, Inc.:
4.75%, 05/01/23	USD	266	$266,000
5.00%, 03/15/24		5,695	5,709,237
5.25%, 04/15/25		6,562	6,627,620
5.25%, 06/15/26		4,345	4,377,587
5.38%, 09/01/26		2,231	2,208,690
5.63%, 09/01/28		2,361	2,322,634
5.50%, 06/15/47		8,898	8,564,325
MEDNAX, Inc., 5.25%, 12/01/23(e)		790	780,125
Molina Healthcare, Inc., 4.88%, 06/15/25(e)		685	645,613
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(e)		3,886	3,876,285
NVA Holdings, Inc., 6.88%, 04/01/26(e)		1,106	1,054,848
Polaris Intermediate Corp., (8.50% Cash), 8.50%, 12/01/22(e)(h)		5,399	5,372,005
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 05/01/23(e)		1,470	1,533,386
Sotera Health Holdings LLC, 6.50%, 05/15/23(e)		1,012	996,820
Surgery Center Holdings, Inc.(e):
8.88%, 04/15/21		1,066	1,081,990
6.75%, 07/01/25		1,254	1,161,518
Tenet Healthcare Corp.:
6.00%, 10/01/20		3,950	4,029,988
7.50%, 01/01/22(e)		1,284	1,332,150
8.13%, 04/01/22		5,090	5,293,600
6.75%, 06/15/23		615	607,313
4.63%, 07/15/24		5,982	5,705,332
6.88%, 11/15/31		1,608	1,411,020
Unilabs Subholding AB, 5.75%, 05/15/25	EUR	173	181,152
Vizient, Inc., 10.38%, 03/01/24(e)	USD	1,875	2,039,063
WellCare Health Plans, Inc.:
5.25%, 04/01/25		706	699,823
5.38%, 08/15/26(e)		1,959	1,944,660
			92,462,086
Health Care Technology — 0.2%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25(e)		1,332	1,287,045
IQVIA, Inc., 3.25%, 03/15/25(e)	EUR	350	390,277
Quintiles IMS, Inc., 3.25%, 03/15/25		1,370	1,527,655
			3,204,977
Hotels, Restaurants & Leisure — 4.4%
New Red Finance, Inc., 5.00%, 10/15/25(e)	USD	8,040	7,559,208
Boyd Gaming Corp., 6.00%, 08/15/26		1,225	1,185,187
Boyne USA, Inc., 7.25%, 05/01/25(e)		508	528,320
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/25(e)		2,647	2,428,622

11

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Churchill Downs, Inc., 4.75%, 01/15/28(e)	USD	630	$573,300
Codere Finance 2 Luxembourg SA, 7.63%, 11/01/21(e)		400	339,920
CPUK Finance Ltd., 4.25%, 02/28/47	GBP	274	341,855
EI Group PLC, 6.38%, 02/15/22		110	142,883
Eldorado Resorts, Inc.:
6.00%, 04/01/25	USD	812	791,700
6.00%, 09/15/26(e)		717	693,698
ESH Hospitality, Inc., 5.25%, 05/01/25(e)		1,918	1,834,087
GLP Capital LP/GLP Financing II, Inc.:
5.38%, 11/01/23		256	259,438
5.25%, 06/01/25		668	663,658
Golden Nugget, Inc., 6.75%, 10/15/24(e)		3,326	3,267,795
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27		316	301,385
International Game Technology PLC:
4.75%, 02/15/23	EUR	110	132,221
3.50%, 07/15/24		296	331,332
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(e):
5.00%, 06/01/24	USD	255	251,494
5.25%, 06/01/26		1,878	1,841,604
4.75%, 06/01/27		790	740,459
Ladbrokes Group Finance PLC, 5.13%, 09/08/23	GBP	420	547,227
LHMC Finco Sarl, 6.25%, 12/20/23	EUR	162	185,790
Melco Resorts Finance Ltd., 4.88%, 06/06/25(e)	USD	1,847	1,639,978
MGM Resorts International:
6.63%, 12/15/21		1,349	1,413,077
7.75%, 03/15/22		2,604	2,799,300
4.63%, 09/01/26		3,124	2,838,935
New Red Finance, Inc., 4.25%, 05/15/24(e)		3,189	3,013,605
Sabre GLBL, Inc.(e):
5.38%, 04/15/23		1,516	1,508,420
5.25%, 11/15/23		745	739,413
Schumann SpA, 7.00%, 07/31/23	EUR	510	587,022
Scientific Games International, Inc.:
10.00%, 12/01/22	USD	6,527	6,762,951
5.00%, 10/15/25(e)		2,619	2,451,777
3.38%, 02/15/26	EUR	800	840,018
Six Flags Entertainment Corp.(e):
4.88%, 07/31/24	USD	3,954	3,785,955
5.50%, 04/15/27		301	288,208
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26(e)		1,084	1,079,935

Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Station Casinos LLC, 5.00%, 10/01/25(e)	USD	1,074	$981,368
Stonegate Pub Co. Financing PLC:
4.88%, 03/15/22	GBP	187	231,982
(3 mo. LIBOR GBP + 4.38%), 5.17%, 03/15/22(d)		150	189,226
Unique Pub Finance Co. PLC, Series N, 6.46%, 03/30/32		1,000	1,210,883
Vue International Bidco PLC, 7.88%, 07/15/20		520	662,396
Wyndham Destinations, Inc.:
5.40%, 04/01/24	USD	100	97,670
5.75%, 04/01/27		306	282,316
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(e)		527	507,238
Wynn Macau Ltd.(e):
4.88%, 10/01/24		860	780,450
5.50%, 10/01/27		980	867,300
Yum! Brands, Inc.:
3.88%, 11/01/23		721	684,950
5.35%, 11/01/43		30	25,875
			61,211,431
Household Durables — 1.5%
Algeco Scotsman Global Finance PLC, 8.00%, 02/15/23(e)		3,607	3,534,860
K Hovnanian Enterprises, Inc., 10.00%, 07/15/22(e)		1,273	1,177,525
Lennar Corp.:
6.63%, 05/01/20		1,160	1,199,150
Lennar Corp. (continued):
8.38%, 01/15/21		2,810	3,024,262
4.88%, 12/15/23		968	946,220
5.25%, 06/01/26		302	289,165
4.75%, 11/29/27		2,510	2,309,200
Mattamy Group Corp.(e):
6.88%, 12/15/23		1,062	1,019,520
6.50%, 10/01/25		388	364,235
MDC Holdings, Inc., 6.00%, 01/15/43		716	555,795
Meritage Homes Corp., 5.13%, 06/06/27		404	355,520
PulteGroup, Inc., 6.38%, 05/15/33		2,805	2,573,587
Tempur Sealy International, Inc., 5.50%, 06/15/26		1,535	1,446,738
TRI Pointe Group, Inc.:
4.88%, 07/01/21		292	281,780
5.25%, 06/01/27		530	430,625
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.38%, 06/15/19		1,060	1,054,382
			20,562,564

12

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Independent Power and Renewable Electricity Producers — 2.4%
AES Corp.:
4.50%, 03/15/23	USD	1,021	$1,012,066
4.88%, 05/15/23		79	78,506
6.00%, 05/15/26		1,880	1,936,400
5.13%, 09/01/27		2,351	2,315,735
Calpine Corp.:
6.00%, 01/15/22(e)		251	251,314
5.38%, 01/15/23		2,682	2,541,195
5.88%, 01/15/24(e)		1,312	1,312,000
5.75%, 01/15/25		320	294,400
5.25%, 06/01/26(e)		6,332	5,888,760
Clearway Energy Operating LLC:
5.38%, 08/15/24		1,663	1,575,692
5.75%, 10/15/25(e)		783	753,638
MPM Escrow LLC, 8.88%, 10/15/20(b)(f)		3,738	—
NRG Energy, Inc.:
6.25%, 05/01/24		469	479,553
6.63%, 01/15/27		7,459	7,598,260
5.75%, 01/15/28		1,736	1,692,600
TerraForm Power Operating LLC(e):
4.25%, 01/31/23		1,191	1,131,450
6.63%, 06/15/25(m)		140	144,200
5.00%, 01/31/28		1,185	1,060,931
Vistra Energy Corp.:
7.38%, 11/01/22		1,935	2,007,562
7.63%, 11/01/24		778	826,625

			32,900,887
Industrial Conglomerates — 0.4%
Algeco Global Finance PLC, 6.50%, 02/15/23	EUR	500	556,427
Apergy Corp., 6.38%, 05/01/26(e)	USD	641	634,590
BWX Technologies, Inc., 5.38%, 07/15/26(e)		741	718,770
Colfax Corp., 3.25%, 05/15/25	EUR	689	725,677
Vertiv Group Corp., 9.25%, 10/15/24(e)	USD	3,659	3,549,230

			6,184,694
Insurance — 1.3%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 8.25%, 08/01/23(e)		7,033	7,151,717
AmWINS Group, Inc., 7.75%, 07/01/26(e)		1,269	1,262,655
Ardonagh Midco 3 PLC:
8.38%, 07/15/23	GBP	300	332,569
8.63%, 07/15/23(e)	USD	950	862,125
Assicurazioni Generali SpA(i):
(3 mo. EURIBOR + 7.11%), 7.75%, 12/12/42	EUR	300	383,808
(3 mo. EURIBOR + 5.35%), 5.50%, 10/27/47		200	226,961

Security		Par (000)	Value
Insurance (continued)
AssuredPartners, Inc., 7.00%, 08/15/25(e)	USD	131	$123,631
BNP Paribas Cardif SA(3 mo. EURIBOR + 3.93%), 4.03%(i)(k)	EUR	100	113,069
Caisse Nationale de Reassurance Mutuelle Agricole Groupama, 6.00%, 01/23/27		300	380,725
Credit Agricole Assurances SA(5 year EUR Swap + 4.35%), 4.50%(i)(k)		200	227,280
Delta Lloyd NV(3 mo. EURIBOR + 3.90%), 4.38%(i)(k)		190	215,529
HUB International Ltd., 7.00%, 05/01/26 (e)	USD	3,533	3,365,183
Mapfre SA, 4.13%, 09/07/48(f)	EUR	300	335,881
Nationstar Mortgage Holdings, Inc.(e):
8.13%, 07/15/23	USD	1,577	1,592,770
9.13%, 07/15/26		1,159	1,172,763
USIS Merger Sub, Inc., 6.88%, 05/01/25(e)		544	516,800

			18,263,466
Internet Software & Services — 1.0%
Equinix, Inc.:
5.38%, 01/01/22		1,110	1,124,918
2.88%, 03/15/24	EUR	245	278,654
5.88%, 01/15/26	USD	3,247	3,295,705
Netflix, Inc.:
5.50%, 02/15/22		2,087	2,128,740
4.38%, 11/15/26		473	435,217
5.88%, 11/15/28(e)		3,183	3,138,120
4.63%, 05/15/29	EUR	359	399,312
Symantec Corp., 5.00%, 04/15/25(e)	USD	1,596	1,544,507
Uber Technologies, Inc., 7.50%, 11/01/23(e)		748	731,170
United Group BV:
4.38%, 07/01/22	EUR	458	514,394
(3 mo. EURIBOR + 4.38%), 4.38%, 07/01/23(d)		595	666,837

			14,257,574
IT Services — 2.7%
Banff Merger Sub, Inc.:
8.38%, 09/01/26		600	658,747
9.75%, 09/01/26(e)	USD	7,373	6,939,836
First Data Corp.(e):
7.00%, 12/01/23		5,337	5,523,795
5.75%, 01/15/24		18,156	18,224,085
Gartner, Inc., 5.13%, 04/01/25(e)		1,176	1,159,830
InterXion Holding NV, 4.75%, 06/15/25	EUR	464	540,799
WEX, Inc., 4.75%, 02/01/23(e)	USD	3,891	3,843,141
			36,890,233

13

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Leisure Products — 0.2%
Mattel, Inc.:
6.75%, 12/31/25(e)	USD	1,907	$1,797,347
6.20%, 10/01/40		566	444,310
5.45%, 11/01/41		332	258,960
			2,500,617

Machinery — 0.8%
Mueller Water Products, Inc., 5.50%, 06/15/26(e)		1,072	1,061,280
Platin 1426 GmbH, 5.38%, 06/15/23	EUR	258	273,987
SPX FLOW, Inc.(e):
5.63%, 08/15/24	USD	922	889,730
5.88%, 08/15/26		993	948,315
Terex Corp., 5.63%, 02/01/25(e)		4,399	4,048,400
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26(e)		3,160	2,591,200
Wabash National Corp., 5.50%, 10/01/25(e)		1,510	1,343,900
			11,156,812

Media — 14.4%
Altice Financing SA(e):
6.63%, 02/15/23		3,093	3,054,337
7.50%, 05/15/26		3,099	2,913,060
Altice Finco SA:
7.63%, 02/15/25(e)		240	205,200
4.75%, 01/15/28	EUR	200	182,255
Altice France SA(e):
7.38%, 05/01/26	USD	8,364	8,029,440
8.13%, 02/01/27		5,312	5,205,760
Altice Luxembourg SA, 7.75%, 05/15/22(e)		7,862	7,488,555
AMC Networks, Inc., 4.75%, 08/01/25		3,317	3,084,943
Arqiva Broadcast Finance PLC, 6.75%, 09/30/23	GBP	157	201,191
Block Communications, Inc., 6.88%, 02/15/25(e)	USD	685	693,563
Cablevision Systems Corp., 8.00%, 04/15/20		2,224	2,312,960
Capital Stage Finance BV, 5.25%(f)(k)(l)	EUR	100	115,174
CBS Radio, Inc., 7.25%, 11/01/24(e)	USD	103	98,623
CCO Holdings LLC/CCO Holdings Capital Corp.(e):
4.00%, 03/01/23		1,937	1,844,411
5.13%, 05/01/23		137	136,144
5.13%, 05/01/27		15,268	14,466,430
5.00%, 02/01/28		880	819,500
Clear Channel International BV, 8.75%, 12/15/20(e)		4,201	4,295,522
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22		15,259	15,463,839
Series B, 7.63%, 03/15/20		6,065	6,057,419

Security		Par (000)	Value

Media (continued)
CSC Holdings LLC:
10.13%, 01/15/23(e)	USD	3,536	$3,828,074
5.38%, 07/15/23(e)		5,009	4,971,432
5.25%, 06/01/24		4,789	4,549,550
7.75%, 07/15/25(e)		4,974	5,210,166
6.63%, 10/15/25(e)		1,611	1,675,247
10.88%, 10/15/25(e)		11,138	12,836,545
5.50%, 05/15/26(e)		4,501	4,358,937
7.50%, 04/01/28(e)		3,490	3,594,630
Series 144#, 5.13%, 12/15/21(e)		2,027	2,019,399
Series 144S, 5.13%, 12/15/21(e)		4,398	4,381,507
DISH DBS Corp.:
6.75%, 06/01/21		2,308	2,345,505
5.88%, 07/15/22		4,574	4,362,452
5.00%, 03/15/23		1,948	1,704,500
5.88%, 11/15/24		3,024	2,570,400
DKT Finance ApS, 7.00%, 06/17/23	EUR	617	742,996
eircom Finance DAC, 4.50%, 05/31/22		300	345,233
Gray Escrow, Inc., 7.00%, 05/15/27(e)	USD	1,423	1,444,487
Hughes Satellite Systems Corp.:
7.63%, 06/15/21		595	622,340
5.25%, 08/01/26		2,561	2,388,133
Inmarsat Finance PLC, 4.88%, 05/15/22(e)		583	561,138
Intelsat Jackson Holdings SA:
5.50%, 08/01/23		3,869	3,414,392
8.50%, 10/15/24(e)		6,683	6,616,838
9.75%, 07/15/25(e)		5,635	5,818,137
Level 3 Parent LLC, 5.75%, 12/01/22		1,939	1,939,000
MDC Partners, Inc., 6.50%, 05/01/24(e)		2,003	1,702,550
Meredith Corp., 6.88%, 02/01/26(e)		776	793,460
Midcontinent Communications/Midcontinent Finance Corp., 6.88%, 08/15/23(e)		1,100	1,138,500
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22(e)		2,343	2,291,220
Qualitytech LP/QTS Finance Corp., 4.75%, 11/15/25(e)		1,450	1,373,875
Radiate Holdco LLC/Radiate Finance, Inc., 6.88%, 02/15/23(e)		390	364,650
Sirius XM Radio, Inc.(e):
4.63%, 05/15/23		230	223,445
5.00%, 08/01/27		1,010	949,400
TEGNA, Inc.:
5.13%, 10/15/19		457	457,274
5.50%, 09/15/24(e)		344	344,860
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28(e)		2,400	2,196,000
Telenet Finance VI Luxembourg SCA, 4.88%, 07/15/27	EUR	585	708,832
Telesat Canada/Telesat LLC, 8.88%, 11/15/24(e)	USD	2,154	2,299,395
Tribune Media Co., 5.88%, 07/15/22		1,962	1,986,525

14

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
United Group BV, 4.88%, 07/01/24	EUR	399	$445,411
Unitymedia GmbH, 3.75%, 01/15/27		300	351,874
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
4.00%, 01/15/25		300	352,332
3.50%, 01/15/27		200	234,743
6.25%, 01/15/29		720	899,634
Univision Communications, Inc.(e):
5.13%, 05/15/23	USD	2,315	2,167,419
5.13%, 02/15/25		1,200	1,094,544
UPC Holding BV, 5.50%, 01/15/28(e)		620	564,200
UPCB Finance IV Ltd.:
5.38%, 01/15/25(e)		992	951,705
4.00%, 01/15/27	EUR	945	1,096,399
UPCB Finance VII Ltd., 3.63%, 06/15/29		160	176,303
Videotron Ltd., 5.13%, 04/15/27(e)	USD	2,383	2,257,893
Virgin Media Finance PLC:
6.00%, 10/15/24(e)		200	194,250
6.38%, 10/15/24	GBP	240	311,570
4.50%, 01/15/25	EUR	383	433,594
5.75%, 01/15/25(e)	USD	4,988	4,738,600
Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24	GBP	678	834,777
Virgin Media Receivables Financing Notes II DAC, 5.75%, 04/15/23		250	317,862
Virgin Media Secured Finance PLC:
5.13%, 01/15/25		210	268,262
5.50%, 01/15/25		180	230,512
4.88%, 01/15/27		309	376,222
Virgin Media Secured Finance PLC (continued):
6.25%, 03/28/29	GBP	829	1,082,256
Ziggo Bond Co. BV:
7.13%, 05/15/24	EUR	300	358,089
4.63%, 01/15/25		210	231,049
5.88%, 01/15/25(e)	USD	2,643	2,410,099
Ziggo BV:
4.25%, 01/15/27	EUR	260	291,069
5.50%, 01/15/27(e)	USD	1,587	1,477,894

			199,947,912

Metals & Mining — 4.3%
Alcoa Nederland Holding BV(e):
7.00%, 09/30/26		681	706,538
6.13%, 05/15/28		608	592,800
Big River Steel LLC/BRS Finance Corp., 7.25%, 09/01/25(e)		1,407	1,435,140
Cleveland-Cliffs, Inc., 4.88%, 01/15/24(e)		1,222	1,142,570
CONSOL Energy, Inc., 11.00%, 11/15/25(e)		2,829	3,161,407
Constellium NV(e):
5.75%, 05/15/24		1,668	1,559,580

Security		Par (000)	Value

Metals & Mining (continued)
6.63%, 03/01/25	USD	941	$901,008
5.88%, 02/15/26		3,427	3,110,002
First Quantum Minerals Ltd.(e):
7.25%, 05/15/22		791	764,304
6.50%, 03/01/24		413	362,924
Freeport-McMoRan, Inc.:
4.00%, 11/14/21		2,078	2,023,452
3.55%, 03/01/22		4,190	3,985,737
3.88%, 03/15/23		6,032	5,617,300
4.55%, 11/14/24		980	910,175
5.40%, 11/14/34		837	703,080
5.45%, 03/15/43		7,674	6,273,495
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23(e)		2,662	2,668,655
Joseph T Ryerson & Son, Inc., 11.00%, 05/15/22(e)		1,378	1,467,570
Kaiser Aluminum Corp., 5.88%, 05/15/24		773	769,135
Novelis Corp.(e):
6.25%, 08/15/24		7,541	7,465,590
5.88%, 09/30/26		1,665	1,552,612
Schmolz&Bickenbach Luxembourg Finance SA, 5.63%, 07/15/22	EUR	111	124,153
Steel Dynamics, Inc.:
5.25%, 04/15/23	USD	949	947,814
5.50%, 10/01/24		1,540	1,536,150
5.00%, 12/15/26		470	453,785
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.50%, 06/15/25(e)		1,660	1,630,950
Teck Resources Ltd.:
4.50%, 01/15/21		217	218,085
5.20%, 03/01/42		2,547	2,244,824
5.40%, 02/01/43		2,262	2,013,180
United States Steel Corp.:
6.88%, 08/15/25		1,912	1,805,827
6.25%, 03/15/26		2,091	1,911,948

			60,059,790

Multi-Utilities — 0.2%
NGL Energy Partners LP/NGL Energy Finance Corp., 5.13%, 07/15/19		980	977,550
Superior Plus LP/Superior General Partner, Inc., 7.00%, 07/15/26(e)		1,963	1,933,555

			2,911,105

Multiline Retail — 0.0%
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(e)		1,104	535,440

Offshore Drilling & Other Services — 0.1%
Entegris, Inc., 4.63%, 02/10/26(e)		1,250	1,156,737

15

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels — 13.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 09/15/24	USD	385	$375,452
Antero Resources Corp.:
5.13%, 12/01/22		744	729,120
5.63%, 06/01/23		784	778,120
5.00%, 03/01/25		1,964	1,865,800
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(e):
10.00%, 04/01/22		956	1,010,970
7.00%, 11/01/26		1,262	1,183,125
Berry Petroleum Co. LLC, 7.00%, 02/15/26 (e)		1,744	1,656,765
Bruin E&P Partners LLC, 8.88%, 08/01/23(e)		2,204	2,049,720
California Resources Corp., 8.00%, 12/15/22(e)		3,493	2,676,511
Callon Petroleum Co.:
6.13%, 10/01/24		2,318	2,236,870
Series WI, 6.38%, 07/01/26		142	136,675
Carrizo Oil & Gas, Inc.:
6.25%, 04/15/23		1,544	1,470,660
8.25%, 07/15/25		1,435	1,460,112
Chaparral Energy, Inc., 8.75%, 07/15/23 (e)		1,695	1,601,775
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24		2,328	2,508,420
5.88%, 03/31/25		1,959	2,017,770
5.13%, 06/30/27		5,976	5,789,250
Cheniere Energy Partners LP, Series WI, 5.25%, 10/01/25		1,299	1,264,901
Chesapeake Energy Corp.:
6.63%, 08/15/20		437	438,093
4.88%, 04/15/22		1,036	963,480
5.75%, 03/15/23		216	200,880
7.00%, 10/01/24		5,023	4,671,390
8.00%, 01/15/25		1,412	1,359,050
7.50%, 10/01/26		1,057	980,368
8.00%, 06/15/27		4,237	4,025,150
CNX Resources Corp., 5.88%, 04/15/22		8,723	8,537,636
Comstock Escrow Corp., 9.75%, 08/15/26(e)		1,152	1,048,320
Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, 05/15/25(e)		1,570	1,483,650
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 04/01/23		385	382,113
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(e)		5,254	4,912,490
DCP Midstream Operating LP:
5.38%, 07/15/25		858	859,073
6.45%, 11/03/36(e)		1,282	1,282,000
6.75%, 09/15/37(e)		2,344	2,361,580

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
DEA Finance SA, 7.50%, 10/15/22	EUR	430	$509,970
Denbury Resources, Inc.(e):
9.25%, 03/31/22	USD	2,439	2,432,902
7.50%, 02/15/24		807	713,186
Diamond Offshore Drilling, Inc.:
7.88%, 08/15/25		1,220	1,088,850
5.70%, 10/15/39		111	71,040
4.88%, 11/01/43		1,852	1,092,680
Diamondback Energy, Inc.:
4.75%, 11/01/24(e)		760	738,150
4.75%, 11/01/24		684	664,335
5.38%, 05/31/25		1,621	1,602,764
Endeavor Energy Resources LP/EER Finance, Inc.(e):
5.50%, 01/30/26		2,029	2,084,797
5.75%, 01/30/28		1,297	1,332,667
EnLink Midstream Partners LP:
4.40%, 04/01/24		1,638	1,562,661
4.15%, 06/01/25		150	135,760
4.85%, 07/15/26		1,469	1,340,916
5.05%, 04/01/45		360	273,677
5.45%, 06/01/47		987	787,284
Ensco Jersey Finance Ltd., 3.00%, 01/31/24(l)		1,561	1,230,775
Ensco PLC:
7.75%, 02/01/26		1,354	1,117,050
5.75%, 10/01/44		526	323,490
EP Energy LLC/Everest Acquisition Finance, Inc.:
9.38%, 05/01/20		122	113,460
9.38%, 05/01/24(e)		2,870	1,578,500
7.75%, 05/15/26(e)		2,326	2,238,775
Extraction Oil & Gas, Inc.(e):
7.38%, 05/15/24		1,415	1,245,200
5.63%, 02/01/26		3,190	2,488,200
Genesis Energy LP/Genesis Energy Finance Corp.:
6.50%, 10/01/25		716	647,980
6.25%, 05/15/26		1,040	915,200
Great Western Petroleum LLC/Great Western Finance, Inc., 9.00%, 09/30/21(e)		1,860	1,711,200
Gulfport Energy Corp.:
6.63%, 05/01/23		292	283,240
6.38%, 01/15/26		889	793,433
Halcon Resources Corp., 6.75%, 02/15/25		2,918	2,239,565
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., 5.63%, 02/15/26 (e)		2,008	1,947,760
Jagged Peak Energy LLC, 5.88%, 05/01/26(e)		86	82,345

16

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(e)	USD	693	$670,478
Matador Resources Co., 5.88%, 09/15/26(e)		3,336	3,169,200
MEG Energy Corp.(e):
6.38%, 01/30/23		789	735,743
6.50%, 01/15/25		3,050	3,111,000
Nabors Industries, Inc.:
4.63%, 09/15/21		303	281,820
5.75%, 02/01/25		780	632,773
New Enterprise Stone & Lime Co., Inc., 6.25%, 03/15/26(e)		480	442,800
Newfield Exploration Co., 5.38%, 01/01/26		1,103	1,098,864
NGPL PipeCo LLC(e):
4.88%, 08/15/27		1,870	1,785,850
7.77%, 12/15/37		2,808	3,229,200
Noble Holding International Ltd.:
7.75%, 01/15/24		1,118	978,250
7.88%, 02/01/26(e)		5,616	5,236,920
5.25%, 03/15/42		686	439,040
Northern Oil and Gas, Inc., (8.75% Cash or 1.00% PIK), 9.50%, 05/15/23 (e)(h)		1,759	1,728,217
Pacific Drilling First Lien Escrow Issuer Ltd., 8.38%, 10/01/23		3,248	3,199,280
Parsley Energy LLC/Parsley Finance Corp.(e):
6.25%, 06/01/24		458	456,855
5.38%, 01/15/25		2,170	2,077,775
5.25%, 08/15/25		532	502,740
5.63%, 10/15/27		1,353	1,285,350
PBF Holding Co. LLC/ PBF Finance Corp., 7.25%, 06/15/25		1,346	1,335,905
PDC Energy, Inc.:
1.13%, 09/15/21(l)		40	36,772
6.13%, 09/15/24		250	240,000
5.75%, 05/15/26		1,405	1,310,162
Precision Drilling Corp., 7.13%, 01/15/26(e)		324	303,750
QEP Resources, Inc.:
6.88%, 03/01/21		88	92,290
5.38%, 10/01/22		2,840	2,825,800
5.25%, 05/01/23		81	77,355
5.63%, 03/01/26		2,740	2,510,525
Range Resources Corp.:
5.88%, 07/01/22		1,444	1,425,950
5.00%, 08/15/22		530	502,175
5.00%, 03/15/23		392	369,705
4.88%, 05/15/25		864	781,920
Resolute Energy Corp., 8.50%, 05/01/20		2,474	2,493,792
Rowan Cos., Inc., 4.88%, 06/01/22		985	886,500

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Sanchez Energy Corp.:
7.75%, 06/15/21	USD	6,744	$1,972,620
7.25%, 02/15/23(e)		1,169	999,495
SESI LLC, 7.13%, 12/15/21		655	618,975
Seven Generations Energy Ltd.(e):
6.88%, 06/30/23		1,869	1,869,000
5.38%, 09/30/25		307	285,510
SM Energy Co.:
6.13%, 11/15/22		1,211	1,189,807
5.00%, 01/15/24		867	805,226
5.63%, 06/01/25		385	353,238
6.75%, 09/15/26		24	23,040
6.63%, 01/15/27		239	228,245
Southwestern Energy Co.:
6.20%, 01/23/25		891	854,246
7.50%, 04/01/26		1,171	1,179,783
7.75%, 10/01/27		2,137	2,160,934
Sunoco LP/Sunoco Finance Corp.:
4.88%, 01/15/23		1,885	1,837,875
5.50%, 02/15/26		632	601,980
5.88%, 03/15/28		808	764,570
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(e):
4.75%, 10/01/23		158	156,025
5.50%, 09/15/24		2,321	2,326,802
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(e) (continued):
5.50%, 01/15/28		5,237	5,145,352
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25%, 05/01/23		78	77,805
4.25%, 11/15/23		637	604,354
5.13%, 02/01/25		230	221,950
5.88%, 04/15/26(e)		1,817	1,807,915
5.00%, 01/15/28		2,308	2,133,077
Transocean Guardian Ltd., 5.88%, 01/15/24(e)		1,107	1,079,325
Transocean Pontus Ltd., 6.13%, 08/01/25(e)		1,312	1,279,200
Transocean, Inc.(e):
7.25%, 11/01/25		1,938	1,792,650
7.50%, 01/15/26		397	369,210
Tullow Oil PLC:
7.00%, 03/01/25(e)		400	366,000
7.00%, 03/01/25		200	183,000
UGI International LLC, 3.25%, 11/01/25	EUR	277	315,160
Vantage Drilling International, 9.25%, 11/15/23(e)	USD	822	819,945
W&T Offshore, Inc., 2018 Term Loan, 9.75%, 11/01/23(e)		747	676,035
Weatherford International Ltd.:
6.50%, 08/01/36		1,021	581,970
5.95%, 04/15/42		714	399,840

17

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Whiting Petroleum Corp., 6.63%, 01/15/26	USD	751	$722,838
WildHorse Resource Development Corp., 6.88%, 02/01/25		1,138	1,109,550
WPX Energy, Inc., 8.25%, 08/01/23		1,275	1,392,937

			185,265,341
Paper & Forest Products — 0.1%
Norbord, Inc., 6.25%, 04/15/23(e)		1,566	1,567,957

Pharmaceuticals — 3.6%
Bausch Health Cos., Inc.:
5.63%, 12/01/21(e)		724	723,095
6.50%, 03/15/22(e)		1,037	1,069,188
5.50%, 03/01/23(e)		3,974	3,839,878
4.50%, 05/15/23	EUR	2,115	2,346,504
5.88%, 05/15/23(e)	USD	4,358	4,243,602
7.00%, 03/15/24(e)		3,210	3,358,463
6.13%, 04/15/25(e)		6,059	5,687,583
5.50%, 11/01/25(e)		3,365	3,306,113
9.00%, 12/15/25(e)		88	92,840
Charles River Laboratories International, Inc., 5.50%, 04/01/26(e)		809	809,000
Elanco Animal Health, Inc.(e):
4.27%, 08/28/23		811	804,860
4.90%, 08/28/28		871	876,163
Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00%, 07/15/23(e)		1,797	1,491,762
Endo Finance LLC/Endo Finco, Inc., 7.25%, 01/15/22(e)		1,176	1,099,560
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23(e)		8,621	8,545,566
MEDNAX, Inc., 6.25%, 01/15/27(e)		520	517,920
Nidda BondCo GmbH, 7.25%, 09/30/25	EUR	437	481,885
Rossini Sarl, 6.75%, 10/30/25		1,167	1,321,557
Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/01/24(e)	USD	878	921,900
Synlab Bondco PLC, 6.25%, 07/01/22	EUR	885	1,027,037
Synlab Unsecured Bondco PLC, 8.25%, 07/01/23		159	190,113
Team Health Holdings, Inc., 6.38%, 02/01/25(e)	USD	3,148	2,597,100
Valeant Pharmaceuticals International, 8.50%, 01/31/27(e)		3,455	3,575,925
Valeant Pharmaceuticals International, Inc., 9.25%, 04/01/26(e)		1,080	1,149,865

			50,077,479

Real Estate Management & Development — 0.4%
ADLER Real Estate AG:
4.75%, 04/08/20	EUR	32	36,612
2.13%, 02/06/24		325	348,072

Security		Par (000)	Value

Real Estate Management & Development (continued)
Akelius Residential Property AB, 3.88%, 10/05/78(f)	EUR	125	$136,367
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(e)	USD	1,158	1,100,100
Howard Hughes Corp., 5.38%, 03/15/25(e)		1,568	1,485,680
Newmark Group, Inc., 6.13%, 11/15/23(e)		642	630,879
Realogy Group LLC/Realogy Co-Issuer Corp., 4.50%, 04/15/19(e)		806	804,993
Residomo SRO, 3.38%, 10/15/24	EUR	420	470,444
Summit Germany Ltd., 2.00%, 01/31/25		145	153,815

			5,166,962

Restaurants — 0.1%
IRB Holding Corp., 6.75%, 02/15/26(e)	USD	937	864,382

Road & Rail — 0.9%
Avis Budget Finance PLC, 4.75%, 01/30/26	EUR	707	767,379
CMA CGM SA, 5.25%, 01/15/25		400	377,664
EC Finance PLC, 2.38%, 11/15/22		378	420,103
Europcar Mobility Group, 5.75%, 06/15/22		110	126,710
Flexi-Van Leasing, Inc., 10.00%, 02/15/23(e)	USD	1,094	899,815
Herc Rentals, Inc.(e):
7.50%, 06/01/22		1,230	1,288,425
7.75%, 06/01/24		1,051	1,110,718
Hertz Corp., 7.63%, 06/01/22(e)		2,628	2,582,010
Hertz Holdings Netherlands BV, 5.50%, 03/30/23	EUR	443	498,938
Loxam SAS:
3.50%, 04/15/22		168	193,040
3.50%, 05/03/23		150	171,533
United Rentals North America, Inc.:
4.63%, 07/15/23	USD	944	938,100
4.63%, 10/15/25		2,460	2,277,837
5.88%, 09/15/26		319	309,829

			11,962,101

Semiconductors & Semiconductor Equipment — 0.5%
Advanced Micro Devices, Inc.:
7.50%, 08/15/22		422	459,453
7.00%, 07/01/24		409	429,961
Qorvo, Inc., 5.50%, 07/15/26(e)		2,652	2,572,440
Sensata Technologies BV(e):
5.63%, 11/01/24		903	905,258
5.00%, 10/01/25		3,297	3,173,362

			7,540,474

Software — 4.7%
ACI Worldwide, Inc., 5.75%, 08/15/26(e)		3,459	3,433,058

18

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Software (continued)
CDK Global, Inc., 4.88%, 06/01/27	USD	4,326	$4,033,995
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho, 10.00%, 11/30/24(e)		3,875	4,185,000
Infor Software Parent LLC/Infor Software Parent, Inc., (7.13% Cash or 7.88% PIK), 7.13%, 05/01/21(e)(h)		3,521	3,512,197
Infor US, Inc., 6.50%, 05/15/22		12,511	12,448,445
Informatica LLC, 7.13%, 07/15/23(e)		5,308	5,321,270
Nuance Communications, Inc.:
5.38%, 08/15/20(e)		237	237,444
6.00%, 07/01/24		1,630	1,621,850
5.63%, 12/15/26		1,410	1,354,023
PTC, Inc., 6.00%, 05/15/24		1,996	2,050,890
Rackspace Hosting, Inc., 8.63%, 11/15/24(e)		1,189	1,004,705
RP Crown Parent LLC, 7.38%, 10/15/24 (e)		2,705	2,742,194
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24(e)		10,971	11,821,252
Sophia LP/Sophia Finance, Inc., 9.00%, 09/30/23(e)		1,553	1,599,590
TIBCO Software, Inc., 11.38%, 12/01/21(e)		7,252	7,678,055
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 02/01/23(e)		1,938	1,733,643

			64,777,611
Specialty Retail — 0.7%
Asbury Automotive Group, Inc., 6.00%, 12/15/24		2,505	2,439,244
Catalent Pharma Solutions, Inc., 4.88%, 01/15/26(e)		1,907	1,806,882
Group 1 Automotive, Inc., 5.25%, 12/15/23(e)		264	255,420
Hexion, Inc., 6.63%, 04/15/20		670	553,587
L Brands, Inc.:
6.88%, 11/01/35		2,579	2,184,091
6.75%, 07/01/36		384	319,680
Penske Automotive Group, Inc.:
5.75%, 10/01/22		729	732,645
5.50%, 05/15/26		346	320,050
PVH Corp., 3.13%, 12/15/27	EUR	542	585,748
Shop Direct Funding PLC, 7.75%, 11/15/22	GBP	440	465,434
Tendam Brands SAU, 5.00%, 09/15/24	EUR	186	194,251

			9,857,032
Technology Hardware, Storage & Peripherals — 0.9%
Dell International LLC/EMC Corp.(e):
7.13%, 06/15/24	USD	4,522	4,726,394
6.02%, 06/15/26		1,390	1,405,182

Security		Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp., 4.75%, 02/15/26	USD	6,939	$6,349,185
			12,480,761
Textiles, Apparel & Luxury Goods — 0.0%
SMCP Group SAS, 5.88%, 05/01/23	EUR	97	114,442

Thrifts & Mortgage Finance — 0.2%
Bracken MidCo1 PLC, 8.88%, 10/15/23(h)	GBP	186	225,848
Jerrold Finco PLC:
6.25%, 09/15/21		325	412,392
6.13%, 01/15/24		345	426,506
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(e):
5.25%, 03/15/22	USD	264	261,360
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(e) (continued):
5.25%, 10/01/25		2,176	1,980,160

			3,306,266
Transportation Infrastructure — 0.0%
Ceva Logistics Finance BV, 5.25%, 08/01/25	EUR	217	240,148
CMA CGM SA, 6.50%, 07/15/22		200	211,119

			451,267
Utilities — 0.1%
ContourGlobal Power Holdings SA, 3.38%, 08/01/23		481	519,981
Vistra Operations Co. LLC, 5.50%, 09/01/26(e)	USD	1,310	1,288,713

			1,808,694
Wireless Telecommunication Services — 4.9%
CoreCivic, Inc., 4.75%, 10/15/27		1,135	959,075
CyrusOne LP/CyrusOne Finance Corp., 5.38%, 03/15/27		472	462,560
Digicel Group Ltd., 8.25%, 09/30/20(e)		1,222	812,630
Digicel Ltd., 6.00%, 04/15/21(e)		5,564	4,951,960
Equinix, Inc., 2.88%, 10/01/25	EUR	420	459,958
Frontier Communications Corp., 8.50%, 04/01/26(e)	USD	2,254	2,045,663
GEO Group, Inc.:
5.88%, 01/15/22		350	343,266
5.13%, 04/01/23		184	166,060
5.88%, 10/15/24		2,472	2,224,800
6.00%, 04/15/26		304	269,800
Iron Mountain, Inc., 3.00%, 01/15/25	EUR	150	163,965
Matterhorn Telecom SA, 3.88%, 05/01/22		835	927,197
Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 02/15/25(e)	USD	1,539	1,385,100

19

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Wireless Telecommunication Services (continued)
SBA Communications Corp.:
4.00%, 10/01/22	USD	2,644	$2,551,460
4.88%, 09/01/24		5,079	4,927,392
Sprint Capital Corp.:
6.90%, 05/01/19		640	647,200
8.75%, 03/15/32		427	463,829
Sprint Corp.:
7.88%, 09/15/23		8,953	9,420,347
7.13%, 06/15/24		16,262	16,505,930
7.63%, 02/15/25		1,856	1,909,360
7.63%, 03/01/26		3,971	4,070,275
T-Mobile USA, Inc.:
4.00%, 04/15/22		591	581,396
6.50%, 01/15/24		2,638	2,717,140
6.38%, 03/01/25		994	1,022,578
6.50%, 01/15/26		1,549	1,607,087
4.50%, 02/01/26		1,630	1,529,673
4.75%, 02/01/28		3,329	3,082,820
VICI Properties 1 LLC/VICI FC, Inc., 8.00%, 10/15/23		1,327	1,443,211
Vodafone Group PLC, Series VOD, 0.00%, 11/26/20(l)(n)	GBP	200	246,470
Wind Tre SpA:
2.63%, 01/20/23	EUR	170	174,655
2.75%, 01/20/24(f)		200	204,729
3.13%, 01/20/25		500	503,785

			68,781,371

Total Corporate Bonds — 111.1% (Cost — $1,606,388,916)			1,544,871,193

Floating Rate Loan Interests (d) — 19.1%

Aerospace & Defense — 0.3%
Accudyne Industries LLC, 2017 Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.34%, 08/18/24	USD	2,540	2,498,108
Atlantic Aviation FBO, Inc., 2018 Term Loan B, 1.00%, 11/29/25(b)		601	599,497
Sequa Mezzanine Holdings LLC, 2nd Lien Term Loan, (3 mo. LIBOR + 9.00%, 1.00% Floor), 11.52%, 04/28/22(b)		385	370,563
WP CPP Holdings LLC, 2018 Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 6.28%, 04/30/25		330	327,113

			3,795,281

Security		Par (000)	Value

Auto Components — 0.1%
USI, Inc., 2017 Repriced Term Loan, (3 mo. LIBOR + 3.00%), 5.39%, 05/16/24	USD	1,078	$1,049,311

Auto Parts — 0.0%
Mavis Tire Express Services Corp.:
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.56%, 03/20/25		466	459,329
2018 Delayed Draw Term Loan, (1 mo. LIBOR + 3.25%), 2.41%, 03/20/25		75	8,608

			467,937

Capital Markets — 0.1%
Horizon Holdings III SAS, EUR Term Loan B4, (EURIBOR + 2.75%), 2.75%, 10/29/22	EUR	1,000	1,117,689

Chemicals — 1.3%
Allnex (Luxembourg) & Cy S.C.A., 2016 EUR Term Loan B1, (EURIBOR + 3.25%), 3.25%, 09/13/23		995	1,118,295
Alpha 3 BV, 2017 Term Loan B1, 01/31/24(o)	USD	2,146	2,134,640
Element Materials Technology Group US Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.84%, 06/28/24		342	341,556
Invictus US LLC:
1st Lien Term Loan, (2 mo. LIBOR + 3.00%), 5.50%, 03/28/25		681	676,057
2nd Lien Term Loan, (2 mo. LIBOR + 6.75%), 9.25%, 03/25/26		374	372,598
Messer Industries LLC, 2018 USD Term Loan, 10/01/25(o)		5,219	5,137,479
Starfruit Finco BV:
2018 EUR Term Loan B, (EURIBOR + 3.75%), 3.75%, 10/01/25	EUR	1,000	1,130,470
2018 USD Term Loan B, (1 mo. LIBOR + 3.25%), 5.55%, 10/01/25	USD	6,842	6,739,370

			17,650,465

Commercial Services & Supplies — 1.4%
Asurion LLC, 2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.50%), 8.84%, 08/04/25		2,868	2,920,571
GFL Environmental, Inc., 2018 USD Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.39%, 05/30/25		4,085	3,970,130

20

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Commercial Services & Supplies (continued)
Silk Bidco AS, EUR Term Loan B, (EURIBOR + 3.75%), 3.75%, 02/07/25	EUR	1,000	$1,130,447
Verscend Holding Corp., 2018 Term Loan B, (1 mo. LIBOR + 4.50%), 6.84%, 08/27/25	USD	8,263	8,249,381
West Corp., 2017 Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 6.53%, 10/10/24		2,830	2,716,668
West Corporation, 2018 Term Loan B1, (3 mo. LIBOR + 3.50%, 1.00% Floor), 6.03%, 10/10/24		483	469,817

			19,457,014
Construction & Engineering — 1.0%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 6.73%, 06/21/24		8,979	8,819,874
Ply Gem Midco, Inc., 2018 Term Loan, (3 mo. LIBOR + 3.75%), 6.18%, 04/12/25		2,804	2,741,378
SRS Distribution, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.59%, 05/23/25		2,262	2,174,665

			13,735,917
Construction Materials — 0.1%
Filtration Group Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 5.34%, 03/29/25		361	358,115
Xella International GmbH, 2017 EUR Term Loan B, (EURIBOR + 4.00%), 4.00%, 04/11/24	EUR	1,000	1,124,741

			1,482,856
Diversified Consumer Services — 0.6%
Ascend Learning LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.34%, 07/12/24	USD	401	395,605
CHG PPC Parent LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.75%), 5.09%, 03/31/25(b)		691	681,763
Gol LuxCo SA, 1st Lien Term Loan, (Fixed + 6.50%), 6.50%, 08/31/20		3,885	3,972,413
Laureate Education, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.50%, 1.00% Floor), 6.03%, 04/26/24		598	596,013
Uber Technologies, 2018 Term Loan, (1 mo. LIBOR + 4.00%, 1.00% Floor), 6.32%, 04/04/25		2,881	2,844,770

			8,490,564

Security		Par (000)	Value
Diversified Financial Services — 0.1%
LTI Holdings, Inc., 2018 Add On 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 5.84%, 09/06/25	USD	845	$831,269

Diversified Telecommunication Services — 0.8%
CenturyLink, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%), 5.09%, 01/31/25		4,077	3,957,186
Eircom Finco Sarl, EUR Term Loan B6, (EURIBOR + 3.25%), 3.25%, 04/19/24	EUR	1,000	1,127,617
Sprint Communications, Inc., 2018 Term Loan B, 02/02/24(o)	USD	4,234	4,194,328
TDC A/S, Term Loan, (EURIBOR + 3.50%), 3.50%, 06/04/25	EUR	1,229	1,386,263

			10,665,394
Energy Equipment & Services — 0.5%
Gavilan Resources LLC, 2nd Lien Term Loan, (1 mo. LIBOR + 6.00%, 1.00% Floor), 8.31%, 03/01/24	USD	699	591,882
Pioneer Energy Services Corp., Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 10.06%, 11/08/22(b)		4,819	4,903,333
Weatherford International Ltd., Term Loan, (1 mo. LIBOR + 1.42%), 3.78%, 07/13/20		1,582	1,547,415

			7,042,630
Food Products — 0.1%
Chobani LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.84%, 10/10/23		394	370,117
Froneri International PLC, 2018 EUR Term Loan B, (EURIBOR + 2.62%), 2.63%, 01/22/25	EUR	1,000	1,129,134
JBS USA LLC, 2017 Term Loan B, (3 mo. LIBOR + 2.50%), 4.84%, 10/30/22	USD	447	440,708

			1,939,959
Gas Utilities — 0.1%
AL Midcoast Holdings LLC, 2018 Term Loan B, (2 mo. LIBOR + 5.50%), 7.89%, 07/31/25		1,622	1,589,560

Health Care Equipment & Supplies — 0.7%
CTC AcquiCo GmbH, EUR 2017 Term Loan B1, (EURIBOR + 3.00%), 3.00%, 03/07/25	EUR	967	1,086,914
DJO Finance LLC, 2015 Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.62%, 06/08/20	USD	3,293	3,286,277

21

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Health Care Equipment & Supplies (continued)
Immucor, Inc., Extended Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 7.39%, 06/15/21(b)	USD	4,303	$4,313,561
Ortho-Clinical Diagnostics SA, 2018 Term Loan B, (3 mo. LIBOR + 3.25%), 5.58%, 06/30/25		1,111	1,082,296

			9,769,048
Health Care Providers & Services — 1.1%
AHP Health Partners, Inc., 2018 Term Loan, (1 mo. LIBOR + 4.50%), 1.00% Floor), 6.84%, 06/30/25		974	967,884
Concentra, Inc., 2018 2nd Lien Term Loan, (1 mo. LIBOR + 6.50%), 1.00% Floor), 8.82%, 06/01/23		1,338	1,339,673
DentalCorp Perfect Smile ULC, 1.00% Floor):
1st Lien Delayed Draw Term Loan, (1 mo. LIBOR + 3.75%), 4.82%, 06/06/25		151	68,496
1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 6.09%, 06/06/25		604	600,167
Envision Healthcare Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 6.09%, 10/10/25		6,223	5,972,480
Gentiva Health Services, Inc.(b):
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 6.13%, 07/02/25		2,470	2,463,660
2018 2nd Lien Term Loan, (1 mo. LIBOR + 7.00%), 9.38%, 07/02/26		357	358,753
LGC Science Holdings Ltd., USD Term Loan B3, 03/08/23(o)		1,000	990,000
Quorum Health Corporation, Term Loan B, (1 mo. LIBOR + 6.75%, 1.00% Floor), 9.09%, 04/29/22		1,359	1,363,421
Team Health Holdings, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.09%, 02/06/24		1,457	1,356,398
Universal Hospital Services, Inc., Term Loan, 10/18/25(b)(o)		387	385,065

			15,865,997
Health Care Technology — 0.1%
Change Healthcare Holdings, Inc., 2017 Term Loan B, 03/01/24(o)		801	790,775
GoodRx, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 5.32%, 10/10/25		535	531,431

			1,322,206

Security		Par (000)	Value
Hotels, Restaurants & Leisure — 1.3%
Bronco Midstream Funding LLC, Term Loan B, (1 mo. LIBOR + 3.50%), 5.82%, 08/14/23	USD	1,649	$1,630,987
GVC Holdings PLC, 2018 EUR Term Loan, (EURIBOR + 2.75%), 2.75%, 03/29/24	EUR	1,000	1,127,696
IRB Holding Corp., 1st Lien Term Loan, 02/05/25(o)	USD	1,463	1,446,234
Las Vegas Sands LLC, 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 4.09%, 03/27/25		3,771	3,709,393
Penn National Gaming, Inc., 2018 1st Lien Term Loan B, (3 mo. LIBOR + 2.25%), 4.58%, 10/15/25		442	437,766
Stars Group Holdings BV, 2018 Incremental Term Loan, (3 mo. LIBOR + 3.50%), 5.89%, 07/10/25		9,175	9,132,433

			17,484,509
Household Products — 0.0%
Energizer Holdings, Inc., 2018 Term Loan B, 06/20/25(b)(o)		296	288,600

Industrial Conglomerates — 0.2%
Cortes NP Acquisition Corp., 2017 Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 6.71%, 11/30/23(b)		1,985	1,920,909
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (3 mo. LIBOR + 5.00%, 1.00% Floor), 7.41%, 11/28/21		1,154	1,126,971

			3,047,880
Insurance — 0.5%
Alliant Holdings I, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.75%), 5.06%, 05/09/25		326	319,975
Sedgwick Claims Management Services, Inc.:
1st Lien Term Loan, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.09%, 03/01/21		1,855	1,834,087
2018 Term Loan B, 12/31/25(o)		4,284	4,235,805
2nd Lien Term Loan, (1 mo. LIBOR + 5.75%, 1.00% Floor), 8.09%, 02/28/22		445	444,444

			6,834,311
Internet Software & Services — 0.2%
TierPoint LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 6.09%, 05/06/24		929	902,345

22

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Internet Software & Services (continued)
ZPG PLC, 2018 Term Loan B, (LIBOR - GBP + 4.75%), 5.49%, 06/30/25	GBP	1,000	$1,267,089

			2,169,434
IT Services — 0.1%
Access CIG LLC:
2018 1st Lien Term Loan, (3 mo. LIBOR + 3.75%), 6.46%, 02/27/25	USD	402	401,480
2018 2nd Lien Delayed Draw Term Loan, (UNFND + 7.75%), 10.46%, 02/27/26		8	7,778
2018 2nd Lien Incremental Term Loan, (3 mo. LIBOR + 7.75%), 10.46%, 02/27/26		12	11,940
2018 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%), 10.46%, 02/27/26		146	144,789
2018 Incremental Term Loan, (3 mo. LIBOR + 3.75%), 6.46%, 02/27/25		57	56,601
Flexential Intermediate Corp., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.50%), 5.89%, 08/01/24		887	856,786
Peak 10 Holding Corp., 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 1.00% Floor), 9.79%, 08/01/25		420	402,570

			1,881,944
Life Sciences Tools & Services — 0.1%
Albany Molecular Research, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.59%, 08/30/24		728	718,880

Machinery — 0.3%
Altra Industrial Motion Corp., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.34%, 10/01/25		1,116	1,102,050
Brookfield WEC Holdings, Inc., 2018 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%), 9.09%, 08/03/26		552	555,450
Titan Acquisition Ltd., 2018 Term Loan B, 03/28/25(o)		3,176	2,977,372

			4,634,872
Media — 1.9%
Altice France SA, 2018 Term Loan B13, (1 mo. LIBOR + 4.00%), 6.31%, 08/14/26		3,453	3,285,023

Security		Par (000)	Value
Media (continued)
Charter Communications Operating LLC, 2017 Term Loan A2, (1 mo. LIBOR + 1.50%), 3.85%, 03/31/23	USD	8,508	$8,465,000
Gray Television, Inc., 2018 Term Loan C, 10/30/25(o)		523	517,990
Intelsat Jackson Holdings SA:
2017 Term Loan B3, (1 mo. LIBOR + 3.75%, 1.00% Floor), 6.07%, 11/27/23		559	554,584
2017 Term Loan B4, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.82%, 01/02/24		1,820	1,851,510
2017 Term Loan B5, (Fixed + 6.62%), 6.63%, 01/02/24		10,040	10,054,793
PSAV Holdings LLC, 1.00% Floor):
2018 1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 5.70%, 03/01/25		819	801,828
2018 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 9.78%, 09/01/25(b)		666	649,350
Tele Columbus AG, 2018 EUR Term Loan A2, (EURIBOR + 3.00%), 3.00%, 10/15/24	EUR	624	658,485

			26,838,563
Multiline Retail — 0.2%
EG Group Ltd.:
2018 EUR Delayed Draw Term Loan B, (UNFND + 4.00%), 4.00%, 02/06/25		336	377,736
2018 EUR Term Loan B, (EURIBOR + 4.00%), 4.00%, 02/06/25		660	738,792
Neiman Marcus Group, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.57%, 10/25/20	USD	1,408	1,218,080

			2,334,608
Oil & Gas Equipment & Services — 0.7%
McDermott Technology Americas, Inc., 2018 1st Lien Term Loan, 05/10/25(o)		10,598	10,155,986

Oil, Gas & Consumable Fuels — 0.7%
BCP Raptor II LLC, 1st Lien Term Loan, (2 mo. LIBOR + 4.75%), 7.14%, 11/03/25		530	515,425
California Resources Corp.,(o):
2017 1st Lien Term Loan, 12/31/22		4,231	4,255,181
Second Out Term Loan, 12/31/21		2,616	2,784,226

23

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
CONSOL Energy, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 6.00%, 1.00% Floor), 8.35%, 11/28/22	USD	1,671	$1,676,882

			9,231,714
Pharmaceuticals — 0.6%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%), 5.88%, 05/04/25		1,495	1,488,955
Auris Luxembourg III Sarl, 2018 USD Term Loan B, 07/20/25(o)		1,185	1,179,822
Ceva Sante Animale, EUR Term Loan B, (EURIBOR + 3.00%), 3.00%, 06/30/21	EUR	1,000	1,127,617
Endo Luxembourg Finance Company I Sarl, 2017 Term Loan B, (1 mo. LIBOR + 4.25%), 6.63%, 04/29/24	USD	1,866	1,855,199
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, 06/02/25(o)		2,352	2,325,869

			7,977,462
Real Estate Management & Development — 0.0%
Forest City Enterprises LP, Term Loan B, 10/24/25(o)		527	527,659

Software — 2.8%
Applied Systems, Inc., 2017 2nd Lien Term Loan, (3 mo. LIBOR + 7.00%, 1.00% Floor), 9.39%, 09/19/25		186	186,465
BMC Software Finance, Inc., 2017 Term Loan B, (3 mo. LIBOR + 4.25%), 6.65%, 10/02/25		2,911	2,870,974
Cypress Intermediate Holdings III, Inc., 1.00% Floor):
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 5.35%, 04/26/24		758	748,115
2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%, 9.09%, 04/27/25		212	211,646
Digicel International Finance Ltd., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 5.96%, 05/28/24		306	286,198
Financial & Risk US Holdings, Inc.:
2018 EUR Term Loan, (EURIBOR + 4.00%), 4.00%, 10/01/25	EUR	1,294	1,458,580
2018 USD Term Loan, 10/01/25(o)	USD	19,839	19,304,141
Infor (US), Inc., Term Loan B6, 02/01/22(o)		311	306,125
Kronos, Inc., 2nd Lien Term Loan, (3 mo. LIBOR + 8.25%, 1.00% Floor), 10.79%, 11/01/24		3,635	3,647,003

Security		Par (000)	Value
Software (continued)
McAfee LLC, 2018 USD Term Loan B, (2 mo. LIBOR + 3.75%), 6.10%, 09/30/24	USD	1,761	$1,754,827
Mitchell International, Inc.:
2017 1st Lien Term Loan, 11/29/24(o)		1,262	1,241,694
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 9.59%, 12/01/25		920	915,400
PowerSchool, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 5.56%, 08/01/25		448	440,160
Renaissance Learning, Inc., 2018 Add On Term Loan, (1 mo. LIBOR + 3.25%), 5.59%, 05/30/25		722	710,909
SS&C Technologies Holdings Europe Sarl, 2018 Term Loan B4, (1 mo. LIBOR + 2.25%), 4.59%, 04/16/25		775	755,299
SS&C Technologies, Inc.:
2018 Term Loan B3, (1 mo. LIBOR + 2.25%), 4.59%, 04/16/25		2,212	2,156,664
2018 Term Loan B5, 04/16/25(o)		1,377	1,339,559
Tempo Acquisition LLC, Term Loan, (1 mo. LIBOR + 3.00%), 5.34%, 05/01/24		638	631,647

			38,965,406
Specialty Retail — 0.1%
Belron Finance US LLC, Term Loan B, (3 mo. LIBOR + 2.25%), 4.84%, 11/07/24		792	783,105
CD&R Firefly Bidco Ltd., 2018 Term Loan B1, (LIBOR - GBP + 4.50%), 5.32%, 06/23/25	GBP	1,000	1,259,125

			2,042,230
Textiles, Apparel & Luxury Goods — 0.4%
Ascend Performance Materials Operations LLC, Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 7.64%, 08/12/22	USD	5,228	5,227,891

Trading Companies & Distributors — 0.1%
Beacon Roofing Supply, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 4.57%, 01/02/25		854	829,166

Transportation — 0.0%
Direct ChassisLink, Inc., 2017 2nd Lien Term Loan, (3 mo. LIBOR + 6.00%), 8.53%, 06/15/23(b)		162	163,001

24

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Utilities — 0.0%
ExGen Renewables IV LLC, Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.71%, 11/28/24(b)	USD	501	$476,080

Wireless Telecommunication Services — 0.5%
Ligado Networks LLC, 2015 2nd Lien Term Loan, 0.00%, 12/07/20		29,094	5,471,349
Xplornet Communications, Inc., Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 6.39%, 09/09/21(b)		1,860	1,855,295

			7,326,644

Total Floating Rate Loan Interests — 19.1% (Cost — $291,464,321)			265,429,937

		Shares

Investment Companies — 0.2%

Energy Equipment & Services — 0.2%
SPDR S&P Oil & Gas Exploration & Production ETF		79,711	2,615,318

Total Investment Companies — 0.2% (Cost — $3,090,856)			2,615,318

		Beneficial Interest (000)

Other Interests(p) — 0.0%

United States — 0.0%
Lear Corp. Escrow(b)		1,250	12

Total Other Interests — 0.0% (Cost — $—)			12

		Par (000)

Preferred Securities — 5.2%

Capital Trusts — 4.4%

Banks — 0.7%
ABN AMRO Bank NV:(k)
4.75%(f)	EUR	200	203,735
5.75%(i)		500	585,154
Allied Irish Banks PLC, 7.38%(i)(k)		210	249,426
Banco Bilbao Vizcaya Argentaria SA, 8.88%(i)(k)		200	246,628
Banco de Sabadell SA, 6.50%(i)(k)		200	207,993
Bankia SA,(k)
6.00%(i)		200	216,928
6.38%(f)		200	216,073
CaixaBank SA,(k)
5.25%(f)		200	196,985

Security		Par (000)	Value

Banks (continued)
(5 year EUR Swap + 6.50%),6.75%(i)	EUR	200	$234,621
CIT Group, Inc., Series A, 5.80%(i)(k)	USD	1,647	1,584,282
Cooperative Rabobank UA,(i)(k)
5.50%	EUR	200	233,496
6.63%		400	493,913
Danske Bank A/S, 5.75%(i)(k)		200	220,193
Erste Group Bank AG, 6.50%(i)(k)		400	469,514
Hongkong & Shanghai Banking Corp. Ltd., Series 3H, 2.75%(d)(k)	USD	400	285,256
HSBC Holdings PLC, 6.38%(i)(k)		210	200,550
Intesa Sanpaolo SpA, 7.00%(i)(k)	EUR	375	420,292
KBC Group NV, 5.63%(i)(k)		200	225,983
National Westminster Bank PLC, Series C, 2.99%(f)(k)	USD	200	152,000
Swedbank AB, 6.00%(i)(k)		200	192,047
Wells Fargo & Co.,(i)(k)
Series S, 5.90%		1,730	1,726,194
Series U, 5.88%		1,115	1,135,650

			9,696,913

Capital Markets — 0.5%
Goldman Sachs Group, Inc., Series P, 5.00%(f)(k)		1,517	1,334,960
Morgan Stanley,(i)(k)
Series H, 5.45%		3,309	3,310,654
Series J, 5.55%		440	443,850
UBS Group Funding Switzerland AG,(i)(k)
5.75%	EUR	800	970,076
7.00%	USD	425	436,688

			6,496,228

Chemicals — 0.1%
Solvay Finance SA, 5.12%(i)(k)	EUR	730	876,070

Diversified Financial Services — 2.7%
ATF Netherlands BV, 3.75%(i)(k)		200	210,406
Banco Santander SA:(k)
4.75%(f)		200	183,920
6.25%(i)		400	432,462
6.75%(i)		300	349,819
Bank of America Corp.:(i)(k)
Series AA, 6.10%	USD	7,807	7,929,336
Series V, 5.13%		2,205	2,194,195
Series X, 6.25%		2,874	2,938,665
Series Z, 6.50%		1,816	1,897,720
BNP Paribas SA, 6.13%(i)(k)	EUR	620	740,823
Credit Agricole SA, 6.50%(i)(k)		600	705,833
Credit Suisse Group AG, 6.25%(i)(k)	USD	300	285,237
HBOS Capital Funding LP, 6.85%(k)		800	798,000
HSBC Holdings PLC,(k)
5.25%(i)	EUR	200	227,439
6.00%(i)	USD	2,298	2,091,180

25

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Diversified Financial Services (continued)
JPMorgan Chase & Co.,(i)(k)
Series Q, 5.15%	USD	850	$821,270
Series S, 6.75%		5,324	5,631,461
Series U, 6.13%		4,228	4,296,705
Series V, 5.00%		3,075	3,064,545
Series X, 6.10%		640	648,000
Royal Bank of Scotland Group PLC, 8.63%(i)(k)		607	625,210
UBS Group Funding Switzerland AG, 5.00%(f)(k)		375	310,781
UniCredit SpA,(i)(k)
6.75%	EUR	200	206,042
9.25%		425	502,794

			37,091,843
Diversified Telecommunication Services — 0.2%
Koninklijke KPN NV, 6.88%, 03/14/73(i)	GBP	230	305,255
Telefonica Europe BV,(i)(k)
2.63%(f)	EUR	300	312,453
3.75%		200	226,714
4.20%		1,500	1,733,961
5.88%		200	242,274
6.75%	GBP	200	269,555
7.63%	EUR	300	385,980

			3,476,192
Electric Utilities — 0.1%
Origin Energy Finance Ltd., 4.00%, 09/16/74(i)		410	469,708
RWE AG, 2.75%, 04/21/75(i)		300	338,781

			808,489
Electronic Equipment, Instruments & Components — 0.0%
Belden, Inc., 4.13%, 10/15/26		200	227,951

Insurance — 0.0%
Caisse Nationale de Reassurance Mutuelle Agricole Groupama, 6.38%(i)(k)		200	238,868

Media — 0.0%
NBCUniversal Enterprise, Inc., 5.25%(e)(k)	USD	400	405,000

Oil, Gas & Consumable Fuels — 0.1%
Naturgy Finance BV,(k)
3.38%(f)	EUR	500	550,529
4.13%(i)		100	116,322
Repsol International Finance BV,(i)
3.88%(k)		300	344,724
4.50%		678	777,811

			1,789,386

Security		Par (000)	Value
Real Estate — 0.0%
AT Securities BV, 5.25%(i)(k)	USD	500	$433,000

Total Capital Trusts — 4.4% (Cost — $62,363,907)			61,539,940

		Shares
Preferred Stocks — 0.3%

Auto Components — 0.2%
UCI International, Inc., 0.00%(b)		164,729	3,212,216

Diversified Financial Services — 0.0%
Concrete Investments II, 0.00%(b)		4,997	89,099

Machinery — 0.1%
Rexnord Corp., Series A, 5.75%(l)		15,537	926,471

Wireless Telecommunication Services — 0.0%
CF-B L2 (D) LLC, (Aquired 04/08/15, cost $649,293), 0.00%(q)		663,678	200,696

Total Preferred Stocks — 0.3% (Cost — $8,984,452)			4,428,482

Trust Preferred — 0.5%

Diversified Financial Services — 0.5%
GMAC Capital Trust I, Series 2, 8.40%, 2/15/40(i)		256,246	6,534,273

Total Trust Preferreds — 0.5% (Cost — $6,729,957)			6,534,273

Total Preferred Securities — 5.2% (Cost — $78,078,316)			72,502,695

Warrants — 0.0%

Metals & Mining — 0.0%
Peninsula Energy Ltd. (Expires 12/31/18), (1 Share for 1 Warrant, Expires 12/31/18, Strike Price AUD 0.05)		515,378	377

Software — 0.0%
HMH Holdings/EduMedia (Issued/exercisable 03/09/10, 19 Shares for 1 Warrant, Expires 06/22/19, Strike Price $42.27)(b)		6,494	—

Total Warrants — 0.0% (Cost — $65)			377

Total Long-Term Investments — 143.4% (Cost — $2,113,641,633)			1,993,835,713

26

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security	Shares	Value
Short-Term Securities — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.12%(r)(s)	1,451,224	$1,451,224

Total Short-Term Securities — 0.1% (Cost — $1,451,224)		1,451,224

Options Purchased — 0.0% (Cost — $953,384)		460,111

Value
Total Investments Before Options Written — 143.5% (Cost — $2,116,046,241)	$1,995,747,048

Options Written — (0.0)% (Premiums Received — $515,277)	(273,329)

Total Investments, Net of Options Written — 143.5% (Cost — $2,115,530,964)	1,995,473,719
Liabilities in Excess of Other Assets — (43.5)%	(604,939,065)

Net Assets Applicable to Common Shares — 100.0%	$1,390,534,654

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	All or a portion of the security is held by a wholly-owned subsidiary.
(d)	Variable rate security. Rate shown is the rate in effect as of period end.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(g)	When-issued security.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Perpetual security with no stated maturity date.
(l)	Convertible security.
(m)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(n)	Zero-coupon bond.
(o)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(q)

Restricted security as to resale, excluding 144A securities. As of period end, the Trust held restricted securities with a current value of $200,696 and an original cost of $649,293 which was less than 0.05% of its net assets.

(r)	Annualized 7-day yield as of period end.
(s)

During the period ended November 30, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	1,451,224	1,451,224	$1,451,224	$21,953	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

AUD — Australian Dollar

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

ETF — Exchange-Traded Fund

EUR — Euro

GBP — British Pound

LIBOR — London Interbank Offered Rate

MSCI — Morgan Stanley Capital International

27

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT)

Portfolio Abbreviations (continued)

OTC — Over-the-Counter

CR — Custodian Receipt

CRC — Costa Rican Colon

PIK — Payment-In-Kind

S&P — S&P Global Ratings

SPDR — Standard & Poor’s Depository Receipts

USD — United States Dollar

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts:
Euro Stoxx 50 Index	5	12/21/18	$179	$(8,898)
Euro Stoxx 600 Index	9	12/21/18	73	(6,515)

				(15,413)

Short Contracts:
EURO-BOBL Future	5	12/06/18	747	$(2,212)
Euro Bund	6	12/06/18	1,097	(7,907)
Long Gilt Future	3	03/27/19	469	(2,296)

				(12,415)

				$(27,828)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	957,000	USD	698,489	National Australia Bank Ltd.	12/05/18	$995
CAD	1,024,000	USD	769,451	Morgan Stanley & Co. International PLC	12/05/18	1,287
USD	780,418	CAD	1,024,000	Natwest Markets PLC	12/05/18	9,680
USD	136,176	EUR	120,000	BNP Paribas S.A.	12/05/18	314
USD	64,859	EUR	57,000	Citibank N.A.	12/05/18	324
USD	107,345,358	EUR	94,609,000	JPMorgan Chase Bank N.A.	12/05/18	230,380
USD	323,124	EUR	283,000	National Australia Bank Ltd.	12/05/18	2,715
USD	14,639,860	GBP	11,464,000	Barclays Bank PLC	12/05/18	31,230
USD	61,572	GBP	48,000	Citibank N.A.	12/05/18	405
USD	106,387,186	EUR	93,318,000	UBS AG	02/05/19	117,044
USD	14,577,301	GBP	11,398,000	JPMorgan Chase Bank N.A.	02/05/19	2,091

						396,465

EUR	1,151,000	USD	1,318,154	Australia and New Zealand Bank Group	12/05/18	(15,008)
EUR	405,000	USD	459,468	Citibank N.A.	12/05/18	(933)
EUR	120,000	USD	136,286	Goldman Sachs International	12/05/18	(424)
EUR	93,318,000	USD	105,775,953	UBS AG	12/05/18	(122,627)
GBP	11,398,000	USD	14,526,751	JPMorgan Chase Bank N.A.	12/05/18	(2,224)
GBP	114,000	USD	148,990	State Street Bank and Trust Co.	12/05/18	(3,719)
USD	679,747	AUD	957,000	Natwest Markets PLC	12/05/18	(19,737)

28

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	484,411	EUR	429,000	Citibank N.A.	12/05/18	$(1,296)
USD	164,708	EUR	146,000	Westpac Banking Corp.	12/05/18	(591)
USD	488,350	EUR	433,000	Westpac Banking Corp.	12/05/18	(1,887)
USD	699,223	AUD	957,000	National Australia Bank Ltd.	02/05/19	(1,007)
USD	770,603	CAD	1,024,000	Morgan Stanley & Co. International PLC	02/05/19	(1,310)

						(170,763)

Net Unrealized Appreciation						$225,702

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares Russell 2000	5,582	12/21/18	USD	169.00	USD	852	$19,537
Put
SPDR S&P 500 ETF Trust	4,792	12/07/18	USD	268.00	USD	1,321	431,280

							$450,817

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Marsico Parent Superholdco LLC	Goldman Sachs & Co.	39	12/14/19	USD	942.86	USD	—	$—

OTC Credit Default Swaptions Purchased

	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)	Value
Description	Rate	Frequency	Rate	Frequency
Call
5-Year Interest Rate Swap, 12/20/23	$106.00	Quarterly	3-Month LIBOR, 2.74%	Quarterly	Bank of America N.A.	12/19/18	$106.00	USD 25,000	$9,294

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares Russell 2000	5,582	12/21/18	USD	173.00	USD	852	$(11,164)
Put
SPDR S&P 500 ETF Trust	4,792	12/07/18	USD	265.00	USD	1,321	(253,976)

							$(265,140)

29

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT)

OTC Credit Default Swaptions Written

Description	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount(000)	Value
	Rate	Frequency	Rate	Frequency
Put
5-Year Interest Rate Swap, 12/20/23	$99.00	Quarterly	3-Month LIBOR, 2.74%	Quarterly	Bank of America N.A.	12/19/18	$99.00	USD 25,000	$(8,189)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.31.V1	5.00%	Quarterly	12/20/23	B+	USD	45,252	$2,500,570	$2,059,497	$441,073

(a)	Using S&P/Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/22	BB	EUR	150	$(26,442)	$(5,362)	$(21,080)
Telecom Italia SpA/Milano	1.00	Quarterly	Citibank N.A.	12/20/22	BB+	EUR	170	(12,130)	(2,899)	(9,231)
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	BB	EUR	90	(17,884)	(8,321)	(9,563)
Casino Guichard Perrachon SA	1.00	Quarterly	Goldman Sachs International	06/20/23	BB	EUR	80	(15,896)	(7,553)	(8,343)
Casino Guichard Perrachon SA	1.00	Quarterly	Bank of America N.A.	06/20/23	BB	EUR	62	(12,253)	(8,812)	(3,441)
Casino Guichard Perrachon SA	1.00	Quarterly	Citibank N.A.	06/20/23	BB	EUR	138	(27,488)	(18,641)	(8,847)
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	BB	EUR	36	(7,210)	(4,439)	(2,771)
Casino Guichard Perrachon SA	1.00	Quarterly	Citibank N.A.	06/20/23	BB	EUR	60	(12,005)	(7,896)	(4,109)
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	BB	EUR	60	(12,017)	(7,905)	(4,112)
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	BB	EUR	24	(4,807)	(2,960)	(1,847)
Casino Guichard Perrachon SA	1.00	Quarterly	Barclays Bank PLC	06/20/23	BB	EUR	226	(44,888)	(26,569)	(18,319)
Casino Guichard Perrachon SA	1.00	Quarterly	Barclays Bank PLC	06/20/23	BB	EUR	124	(24,659)	(15,036)	(9,623)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	06/20/23	B-	EUR	200	(34,591)	2,504	(37,095)
Intesa Sanpaolo SpA	1.00	Quarterly	Citibank N.A.	06/20/23	BB+	EUR	290	(13,380)	(12,868)	(512)
Intrum Justitia AB	5.00	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	110	5,976	10,237	(4,261)
Intrum Justitia AB	5.00	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	150	8,149	14,784	(6,635)
Intrum Justitia AB	5.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/23	BB+	EUR	200	10,865	21,457	(10,592)
Intrum Justitia AB	5.00	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	39	2,111	4,278	(2,167)
Intrum Justitia AB	5.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/23	BB+	EUR	131	7,124	14,422	(7,298)
Intrum Justitia AB	5.00	Quarterly	Citibank N.A.	06/20/23	BB+	EUR	56	3,040	2,597	443
Intrum Justitia AB	5.00	Quarterly	Citibank N.A.	06/20/23	BB+	EUR	124	6,739	5,751	988
Intrum Justitia AB	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	BB+	EUR	220	11,952	10,174	1,778
Thomas Cook Finance 2 PLC	5.00	Quarterly	Goldman Sachs International	06/20/23	B+	EUR	97	(9,924)	11,879	(21,803)
Thomas Cook Finance 2 PLC	5.00	Quarterly	Citibank N.A.	06/20/23	B+	EUR	53	(5,359)	6,565	(11,924)
Thomas Cook Finance 2 PLC	5.00	Quarterly	Goldman Sachs International	06/20/23	B+	EUR	350	(35,661)	42,366	(78,027)
Casino Guichard Perrachon SA	1.00	Quarterly	Goldman Sachs International	12/20/23	BB	EUR	430	(95,194)	(68,875)	(26,319)
CenturyLink, Inc.	1.00	Quarterly	Barclays Bank PLC	12/20/23	B+	USD	856	(106,157)	(66,504)	(39,653)
Chesapeake Energy Corp.	5.00	Quarterly	Barclays Bank PLC	12/20/23	B-	USD	368	(13,284)	712	(13,996)
Chesapeake Energy Corp.	5.00	Quarterly	Barclays Bank PLC	12/20/23	B-	USD	332	(11,985)	3,236	(15,221)
Garfunkelux Holdco 2 SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	B-	EUR	73	(13,898)	(528)	(13,370)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/23	B-	EUR	32	(6,056)	614	(6,670)

30

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT)

OTC Credit Default Swaps — Sell Protection (continued)

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	12/20/23	B-	EUR	138	$(26,402)	$2,681	$(29,083)
Telecom Italia SpA/Milano	1.00	Quarterly	Barclays Bank PLC	12/20/23	BB+	EUR	361	(39,893)	(35,491)	(4,402)
Telecom Italia SpA/Milano	1.00	Quarterly	Barclays Bank PLC	12/20/23	BB+	EUR	100	(11,056)	(9,836)	(1,220)
Telecom Italia SpA/Milano	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	BB+	EUR	239	(26,444)	(24,866)	(1,578)
Tesco PLC	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/23	BB+	EUR	200	(3,058)	791	(3,849)
Vougeot Bidco PLC	5.00	Quarterly	Citibank N.A.	12/20/23	B	EUR	46	6,001	4,654	1,347
Vougeot Bidco PLC	5.00	Quarterly	Citibank N.A.	12/20/23	B	EUR	108	14,001	10,739	3,262
CenturyLink, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/25	B+	USD	1,221	(218,397)	(213,494)	(4,903)
Tesco PLC	1.00	Quarterly	Barclays Bank PLC	12/20/25	BB+	EUR	200	(10,948)	(6,000)	(4,948)

								$(823,408)	$(384,414)	$(438,994)

(a)	Using S&P/Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps

Paid by the Trust		Received by the Trust		Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
iShares iBoxx $ High Yield Corporate Bond ETF	Quarterly	1-Month LIBOR minus 2.00%,	Quarterly	Goldman Sachs International	11/13/18	12/13/18	USD	104	$(11,534)	$—	$(11,534)
iBoxx USD Liquid High Yield Index	Quarterly	3-Month LIBOR, 2.74%	Quarterly	JPMorgan Chase Bank N.A.	02/07/18	12/20/18	USD	4,000	(70,161)	—	(70,161)
iBoxx USD Liquid High Yield Index	Quarterly	3-Month LIBOR, 2.74%	Quarterly	Goldman Sachs International	09/12/18	12/20/18	USD	9,800	(159,548)	—	(159,548)
iBoxx USD Liquid High Yield Index	Quarterly	3-Month LIBOR, 2.74%	Quarterly	Goldman Sachs International	06/13/18	12/20/18	USD	3,700	(68,222)	—	(68,222)

									$(309,465)	$—	$(309,465)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

31

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT)

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$67,818,993	$250,000	$68,068,993
Common Stocks	35,984,377	27	4,362,784	40,347,188
Corporate Bonds	677,282	1,543,978,829	215,082	1,544,871,193
Floating Rate Loan Interests	—	246,000,507	19,429,430	265,429,937
Investment Companies	2,615,318	—	—	2,615,318
Other Interests	—	—	12	12
Preferred Securities	7,460,744	61,539,940	3,301,315	72,301,999
Warrants	377	—	—	377
Options Purchased
Equity contracts	450,817	—	—	450,817
Credit contracts	—	9,294	—	9,294
Short-Term Securities	1,451,224	—	—	1,451,224
Liabilities:
Unfunded Floating Rate Loan Interests(a)	—	(1,661)	—	(1,661)

Subtotal	$48,640,139	$1,919,345,929	$27,558,623	$1,995,544,691

Investments Valued at NAV(b)				200,696

Total Investments				$1,995,745,387

Derivative Financial Instruments(c)
Assets:
Credit contracts	$—	$448,891	$—	$448,891
Forward foreign currency contracts	—	396,465	—	396,465
Interest rate contracts	—	—	—	—
Liabilities:
Credit contracts	—	(455,001)	—	(455,001)
Equity contracts	(280,553)	(11,534)	—	(292,087)
Forward foreign currency contracts	—	(170,763)	—	(170,763)
Interest rate contracts	(12,415)	(297,931)	—	(310,346)

	$(292,968)	$(89,873)	$—	$(382,841)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.

32

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Corporate High Yield Fund, Inc. (HYT)

(b)

As of November 30, 2018, certain investments of the Trust were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(c)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts, and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

During the year ended August 31, 2018, there were no transfers between Level 1 and Level 2.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $603,000,000 are categorized as Level 2 within the disclosure hierarchy.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Securities	Total
Assets:
Opening balance, as of August 31, 2018	$9,168,699	$1,000,000	$—	$14,287,373	$12	$94,980	$24,551,064
Transfers into Level 3	—	—	302,455	7,297,691	—	2,697,437	10,297,583
Transfers out of Level 3	—	(1,000,000)	—	(1,134,164)	—	—	(2,134,164)
Accrued discounts/premiums	—	—	—	(386)	—	—	(386)
Net realized gain (loss)	—	—	81,577	15,495	—	—	97,072
Net change in unrealized appreciation (depreciation)	(4,805,915)	—	(87,373)	(213,896)	—	508,898	(4,598,286)
Purchases	—	250,000		1,899,228	—	—	2,149,228
Sales	—		(81,577)	(2,721,911)	—	—	(2,803,488)

Closing balance, as of November 30, 2018	$4,362,784	$250,000	$215,082	$19,429,430	$12	$3,301,315	$27,558,623

Net change in unrealized appreciation (depreciation) on investments still held at November 30, 2018(a)	$(4,805,916)	$—	$(87,373)	$(200,623)	$—	$508,898	$(4,585,014)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at November 30, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

33

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund, Inc.

Date: January 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund, Inc.

Date: January 18, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Corporate High Yield Fund, Inc.

Date: January 18, 2019